UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue,

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015*

*	Effective March 27, 2015, MFS Core Equity Series, a series of the Registrant, was reorganized into MFS Core Equity Portfolio, a series of MFS Variable Insurance Trust II; MFS Investors Growth Stock Series, a series of the Registrant, was reorganized into MFS Massachusetts Investors Growth Stock Portfolio, a series of MFS Variable Insurance Trust II; and MFS Research International Series, a series of the Registrant, was reorganized into MFS Research International Portfolio, a series of MFS Variable Insurance Trust II.

Effective April 30, 2015, MFS Research Bond Series was redesignated MFS Total Return Bond Series.

ITEM 1.	SCHEDULE OF INVESTMENTS.

Each of MFS Core Equity Series, MFS Investors Growth Stock Series, and MFS Research International Series, each a series of the Registrant, did not have shareholders as of the period end. For further information please see the introductory footnote.

QUARTERLY REPORT

March 31, 2015

MFS® GLOBAL EQUITY SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 5.3%
Honeywell International, Inc.	14,456	$1,507,905
MTU Aero Engines Holding AG	4,242	416,530
United Technologies Corp.	10,188	1,194,034

		$3,118,469

Alcoholic Beverages – 5.7%
AmBev S.A.	52,168	$301,577
Carlsberg A.S., “B”	5,242	433,021
Diageo PLC	40,849	1,126,772
Heineken N.V.	8,967	684,855
Pernod Ricard S.A.	6,564	774,579

		$3,320,804

Apparel Manufacturers – 3.3%
Burberry Group PLC	13,617	$349,710
Compagnie Financiere Richemont S.A.	6,782	546,440
LVMH Moet Hennessy Louis Vuitton S.A.	6,018	1,062,191

		$1,958,341

Automotive – 1.0%
Delphi Automotive PLC	6,394	$509,858
Harley-Davidson, Inc.	1,802	109,453

		$619,311

Broadcasting – 8.4%
Omnicom Group, Inc.	7,514	$585,942
Time Warner, Inc.	18,378	1,551,838
Viacom, Inc., “B”	2,538	173,345
Walt Disney Co.	16,823	1,764,564
WPP PLC	38,260	867,676

		$4,943,365

Brokerage & Asset Managers – 1.8%
Deutsche Boerse AG	3,639	$297,610
Franklin Resources, Inc.	14,409	739,470

		$1,037,080

Business Services – 5.2%
Accenture PLC, “A”	14,923	$1,398,136
Adecco S.A.	7,000	583,453
Brenntag AG	4,424	265,245
Compass Group PLC	41,212	715,763
NOW, Inc. (a)	3,318	71,802

		$3,034,399

Cable TV – 1.7%
British Sky Broadcasting Group PLC	33,536	$493,991
Time Warner Cable, Inc.	3,190	478,117

		$972,108

Chemicals – 1.7%
3M Co.	6,074	$1,001,906

Computer Software – 2.6%
Check Point Software Technologies Ltd. (a)	3,445	$282,387
Dassault Systems S.A.	1,815	122,972

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Oracle Corp.	25,720	$1,109,818

		$1,515,177

Consumer Products – 5.9%
Colgate-Palmolive Co.	11,628	$806,286
International Flavors & Fragrances, Inc.	3,881	455,629
Reckitt Benckiser Group PLC	17,116	1,466,912
Svenska Cellulosa Aktiebolaget	31,907	736,160

		$3,464,987

Electrical Equipment – 4.0%
Amphenol Corp., “A”	7,372	$434,432
Legrand S.A.	11,926	642,739
Rockwell Automation, Inc.	1,242	144,060
Schneider Electric S.A.	10,009	778,644
W.W. Grainger, Inc.	1,527	360,082

		$2,359,957

Electronics – 2.8%
Altera Corp.	4,194	$179,965
Hoya Corp.	16,100	645,836
Microchip Technology, Inc.	8,382	409,880
Samsung Electronics Co. Ltd.	307	397,965

		$1,633,646

Energy – Independent – 0.4%
INPEX Corp.	19,000	$209,985

Food & Beverages – 5.3%
Danone S.A.	14,029	$944,603
Kellogg Co.	10,415	686,869
Nestle S.A.	19,670	1,485,674

		$3,117,146

Food & Drug Stores – 0.3%
Lawson, Inc.	2,500	$173,636

Gaming & Lodging – 0.8%
Sands China Ltd.	29,600	$122,559
William Hill PLC	31,213	171,546
Wynn Resorts Ltd.	1,196	150,552

		$444,657

Insurance – 0.4%
Swiss Re Ltd.	2,457	$237,913

Internet – 0.6%
eBay, Inc. (a)	6,213	$358,366

Major Banks – 5.7%
Bank of New York Mellon Corp.	23,421	$942,461
Goldman Sachs Group, Inc.	3,673	690,414
Standard Chartered PLC	27,746	449,256
State Street Corp.	16,960	1,247,069

		$3,329,200

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 8.8%
DENTSPLY International, Inc.	9,001	$458,061
Medtronic PLC	11,410	889,866
Sonova Holding AG	2,261	313,564
St. Jude Medical, Inc.	11,445	748,503
Stryker Corp.	7,927	731,266
Thermo Fisher Scientific, Inc.	10,872	1,460,544
Waters Corp. (a)	4,762	592,012

		$5,193,816

Network & Telecom – 0.7%
Cisco Systems, Inc.	14,129	$388,901

Oil Services – 1.8%
National Oilwell Varco, Inc.	5,592	$279,544
Schlumberger Ltd.	9,384	783,001

		$1,062,545

Other Banks & Diversified Financials – 7.6%
American Express Co.	11,381	$889,084
Credicorp Ltd.	833	117,145
Erste Group Bank AG	8,456	208,532
Grupo Financiero Banorte S.A. de C.V.	38,420	222,961
Itau Unibanco Holding S.A., ADR	20,156	222,925
Julius Baer Group Ltd.	7,857	394,224
Kasikornbank Co. Ltd.	31,900	225,128
Komercni Banka A.S.	526	113,670
Sberbank of Russia, ADR	13,173	57,882
UBS AG	41,386	780,193
Visa, Inc., “A”	18,896	1,235,987

		$4,467,731

Pharmaceuticals – 4.7%
Bayer AG	9,288	$1,395,571
Johnson & Johnson	3,914	393,748
Merck KGaA	5,019	563,282
Roche Holding AG	1,417	390,922

		$2,743,523

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Railroad & Shipping – 1.9%
Canadian National Railway Co.	16,789	$1,122,680

Restaurants – 1.2%
McDonald’s Corp.	6,391	$622,739
Whitbread PLC	1,137	88,363

		$711,102

Specialty Chemicals – 5.3%
Akzo Nobel N.V.	10,009	$757,873
L’Air Liquide S.A.	2,473	318,102
Linde AG	7,188	1,465,786
Praxair, Inc.	4,608	556,370

		$3,098,131

Specialty Stores – 2.8%
AutoZone, Inc. (a)	984	$671,245
Hermes International	292	103,109
Sally Beauty Holdings, Inc. (a)	14,039	482,520
Urban Outfitters, Inc. (a)	8,760	399,894

		$1,656,768

Trucking – 1.4%
United Parcel Service, Inc., “B”	8,728	$846,092

Total Common Stocks		$58,141,742

MONEY MARKET FUNDS – 0.5%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	304,233	$304,233

Total Investments		$58,445,975

OTHER ASSETS, LESS LIABILITIES – 0.4%		218,018

Net Assets – 100.0%		$58,663,993

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$31,491,631	$—	$—	$31,491,631
United Kingdom	1,620,762	4,109,226	—	5,729,988
France	2,888,547	1,858,392	—	4,746,939
Switzerland	4,418,820	313,564	—	4,732,384
Germany	2,445,171	1,958,853	—	4,404,024
Netherlands	1,442,728	—	—	1,442,728
Canada	1,122,680	—	—	1,122,680
Japan	383,621	645,836	—	1,029,457
Sweden	736,160	—	—	736,160
Other Countries	2,082,659	623,092	—	2,705,751
Mutual Funds	304,233	—	—	304,233
Total Investments	$48,937,012	$9,508,963	$—	$58,445,975

3

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $2,408,109 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $11,844,577 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$36,841,390
Gross unrealized appreciation	22,286,976
Gross unrealized depreciation	(682,391)
Net unrealized appreciation (depreciation)	$21,604,585

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	390,900	1,852,308	(1,938,975)	304,233

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$104	$304,233

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2015, are as follows:

United States	54.5%
United Kingdom	9.8%
France	8.1%
Switzerland	8.1%
Germany	7.5%
Netherlands	2.5%
Canada	1.9%
Japan	1.8%
Sweden	1.3%
Other Countries	4.5%

4

QUARTERLY REPORT

March 31, 2015

MFS® GROWTH SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.7%
Aerospace – 1.4%
Honeywell International, Inc.	125,164	$13,055,857
Precision Castparts Corp.	40,636	8,533,560

		$21,589,417

Airlines – 0.5%
Spirit Airlines, Inc. (a)	104,203	$8,061,144

Alcoholic Beverages – 1.4%
Constellation Brands, Inc., “A” (a)	134,023	$15,574,813
Pernod Ricard S.A.	62,550	7,381,160

		$22,955,973

Apparel Manufacturers – 2.7%
LVMH Moet Hennessy Louis Vuitton S.A.	58,461	$10,318,503
NIKE, Inc., “B”	108,792	10,915,101
PVH Corp.	30,180	3,215,981
VF Corp.	236,797	17,833,182

		$42,282,767

Biotechnology – 6.9%
Alexion Pharmaceuticals, Inc. (a)	131,811	$22,842,846
Biogen Idec, Inc. (a)	71,140	30,038,154
Celgene Corp. (a)	133,734	15,416,855
Gilead Sciences, Inc. (a)	87,675	8,603,548
Isis Pharmaceuticals, Inc. (a)	35,291	2,246,978
Puma Biotechnology, Inc. (a)	23,663	5,587,071
Regeneron Pharmaceuticals, Inc. (a)	44,408	20,049,324
Vertex Pharmaceuticals, Inc. (a)	39,058	4,607,672

		$109,392,448

Broadcasting – 2.5%
Discovery Communications, Inc., “C” (a)	52,953	$1,560,790
Time Warner, Inc.	188,224	15,893,635
Twenty-First Century Fox, Inc.	613,889	20,774,004
Walt Disney Co.	16,308	1,710,546

		$39,938,975

Brokerage & Asset Managers – 3.1%
Affiliated Managers Group, Inc. (a)	49,918	$10,721,388
BlackRock, Inc.	37,272	13,635,588
Intercontinental Exchange, Inc.	106,660	24,880,578

		$49,237,554

Business Services – 3.7%
Cognizant Technology Solutions Corp., “A” (a)	413,045	$25,769,878
Equifax, Inc.	81,602	7,588,986
FleetCor Technologies, Inc. (a)	93,223	14,069,215
Realogy Holdings Corp. (a)	123,111	5,599,088
Verisk Analytics, Inc., “A” (a)	74,997	5,354,786

		$58,381,953

Cable TV – 1.2%
Comcast Corp., “Special A”	342,477	$19,200,973

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – 1.0%
Monsanto Co.	141,144	$15,884,346

Computer Software – 4.1%
Adobe Systems, Inc. (a)	218,081	$16,124,909
Intuit, Inc.	57,190	5,545,142
Oracle Corp.	441,025	19,030,229
Salesforce.com, Inc. (a)	363,020	24,253,366

		$64,953,646

Computer Software – Systems – 5.1%
Apple, Inc.	479,295	$59,638,677
EMC Corp.	815,092	20,833,751

		$80,472,428

Construction – 1.9%
Sherwin-Williams Co.	88,583	$25,201,863
Vulcan Materials Co.	66,525	5,608,057

		$30,809,920

Consumer Products – 1.7%
Colgate-Palmolive Co.	257,644	$17,865,035
Estee Lauder Cos., Inc., “A”	102,889	8,556,249

		$26,421,284

Consumer Services – 1.7%
Priceline Group, Inc. (a)	23,870	$27,788,260

Electrical Equipment – 3.2%
AMETEK, Inc.	284,083	$14,925,721
Danaher Corp.	428,019	36,338,813

		$51,264,534

Electronics – 1.5%
Avago Technologies Ltd.	102,753	$13,047,576
Broadcom Corp., “A”	156,136	6,759,908
NXP Semiconductors N.V. (a)	38,870	3,900,993

		$23,708,477

Energy – Independent – 1.4%
Anadarko Petroleum Corp.	112,307	$9,300,143
Concho Resources, Inc. (a)	23,459	2,719,367
Noble Energy, Inc.	108,244	5,293,132
Pioneer Natural Resources Co.	34,376	5,620,820

		$22,933,462

Entertainment – 0.9%
Netflix, Inc. (a)	33,255	$13,857,026

Food & Beverages – 1.9%
Danone S.A.	123,251	$8,298,758
Mead Johnson Nutrition Co., “A”	121,775	12,242,041
Mondelez International, Inc.	252,339	9,106,914

		$29,647,713

Food & Drug Stores – 1.4%
CVS Health Corp.	223,300	$23,046,793

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Gaming & Lodging – 1.7%
Hilton Worldwide Holdings, Inc. (a)	277,701	$8,225,504
Las Vegas Sands Corp.	56,769	3,124,566
Marriott International, Inc., “A”	137,726	11,062,152
Wynn Resorts Ltd.	36,666	4,615,516

		$27,027,738

General Merchandise – 2.4%
Costco Wholesale Corp.	95,030	$14,396,570
Dollar General Corp.	149,967	11,304,512
Dollar Tree, Inc. (a)	149,119	12,100,261

		$37,801,343

Internet – 9.4%
Alibaba Group Holding Ltd., ADR (a)	20,777	$1,729,477
Facebook, Inc., “A” (a)	494,667	40,669,047
Google, Inc., “A” (a)	70,113	38,891,681
Google, Inc., “C” (a)	62,819	34,424,812
LinkedIn Corp., “A” (a)	75,006	18,740,999
Twitter, Inc. (a)	148,399	7,431,822
Yahoo!, Inc. (a)	184,002	8,176,129

		$150,063,967

Machinery & Tools – 1.4%
Colfax Corp. (a)	116,720	$5,571,046
Roper Industries, Inc.	95,423	16,412,756

		$21,983,802

Major Banks – 0.7%
Morgan Stanley	293,721	$10,482,902

Medical & Health Technology & Services – 2.3%
Cerner Corp. (a)	191,378	$14,020,352
McKesson Corp.	96,578	21,845,944

		$35,866,296

Medical Equipment – 5.2%
Abbott Laboratories	344,551	$15,963,048
C.R. Bard, Inc.	28,320	4,739,352
Cooper Cos., Inc.	36,784	6,894,057
Medtronic PLC	225,144	17,558,981
Thermo Fisher Scientific, Inc.	281,779	37,854,191

		$83,009,629

Oil Services – 0.5%
Schlumberger Ltd.	104,546	$8,723,318

Other Banks & Diversified Financials – 5.7%
American Express Co.	39,502	$3,085,896
MasterCard, Inc., “A”	428,410	37,010,340
Visa, Inc., “A”	772,848	50,551,988

		$90,648,224

Pharmaceuticals – 5.9%
Actavis PLC (a)	122,325	$36,406,367
Bristol-Myers Squibb Co.	401,058	25,868,241

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – continued
Merck & Co., Inc.	136,343	$7,836,996
Receptos, Inc. (a)	24,933	4,111,202
Valeant Pharmaceuticals International, Inc. (a)	63,758	12,663,614
Zoetis, Inc.	160,137	7,412,742

		$94,299,162

Printing & Publishing – 0.4%
Moody’s Corp.	68,624	$7,123,171

Railroad & Shipping – 1.5%
Canadian Pacific Railway Ltd.	53,653	$9,802,403
Kansas City Southern Co.	15,263	1,558,047
Union Pacific Corp.	115,965	12,560,169

		$23,920,619

Restaurants – 1.4%
Starbucks Corp.	220,386	$20,870,554
YUM! Brands, Inc.	21,287	1,675,713

		$22,546,267

Specialty Chemicals – 0.4%
Ecolab, Inc.	52,942	$6,055,506

Specialty Stores – 7.2%
Amazon.com, Inc. (a)	32,877	$12,233,532
AutoZone, Inc. (a)	20,955	14,294,663
Burlington Stores, Inc. (a)	108,866	6,468,818
L Brands, Inc.	130,483	12,303,242
Ross Stores, Inc.	307,218	32,368,488
Tiffany & Co.	27,177	2,391,848
TJX Cos., Inc.	318,874	22,337,124
Tractor Supply Co.	112,431	9,563,381
Urban Outfitters, Inc. (a)	41,122	1,877,219

		$113,838,315

Telecommunications – Wireless – 1.8%
American Tower Corp., REIT	297,531	$28,012,544

Tobacco – 0.2%
Philip Morris International, Inc.	37,536	$2,827,587

Trucking – 0.4%
United Parcel Service, Inc., “B”	60,874	$5,901,126

Total Common Stocks		$1,551,960,609

MONEY MARKET FUNDS – 2.4%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	37,445,641	$37,445,641

Total Investments		$1,589,406,250

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(1,538,609)

Net Assets – 100.0%		$1,587,867,641

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

2

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,497,865,701	$—	$—	$1,497,865,701
France	18,617,261	7,381,160	—	25,998,421
Canada	22,466,017	—	—	22,466,017
Netherlands	3,900,993	—	—	3,900,993
China	1,729,477	—	—	1,729,477
Mutual Funds	37,445,641	—	—	37,445,641
Total Investments	$1,582,025,090	$7,381,160	$—	$1,589,406,250

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $18,617,261 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the

4

Supplemental Information (unaudited) – continued

close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,064,801,241
Gross unrealized appreciation	530,623,657
Gross unrealized depreciation	(6,018,648)
Net unrealized appreciation (depreciation)	$524,605,009

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,395,311	90,151,577	(72,101,247)	37,445,641

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,420	$37,445,641

5

QUARTERLY REPORT

March 31, 2015

MFS® INVESTORS TRUST SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.0%
Aerospace – 5.0%
Honeywell International, Inc.	102,270	$10,667,785
Precision Castparts Corp.	34,529	7,251,090
United Technologies Corp.	106,366	12,466,095

		$30,384,970

Alcoholic Beverages – 1.8%
Diageo PLC	150,065	$4,139,366
Pernod Ricard S.A.	57,269	6,757,980

		$10,897,346

Apparel Manufacturers – 2.5%
LVMH Moet Hennessy Louis Vuitton S.A.	30,534	$5,389,322
NIKE, Inc., “B”	39,540	3,967,048
VF Corp.	79,008	5,950,092

		$15,306,462

Automotive – 0.5%
Delphi Automotive PLC	40,140	$3,200,764

Broadcasting – 5.0%
Time Warner, Inc.	126,872	$10,713,072
Twenty-First Century Fox, Inc.	202,392	6,848,945
Walt Disney Co.	126,853	13,305,611

		$30,867,628

Brokerage & Asset Managers – 3.1%
BlackRock, Inc.	27,493	$10,058,039
Franklin Resources, Inc.	39,001	2,001,531
NASDAQ OMX Group, Inc.	136,454	6,950,967

		$19,010,537

Business Services – 5.2%
Accenture PLC, “A”	106,138	$9,944,069
Cognizant Technology Solutions Corp., “A” (a)	177,159	11,052,950
Fidelity National Information Services, Inc.	136,138	9,265,552
Gartner, Inc. (a)	18,949	1,588,874

		$31,851,445

Cable TV – 1.8%
Comcast Corp., “A”	192,765	$10,885,440

Computer Software – 0.7%
Citrix Systems, Inc. (a)	66,096	$4,221,552

Computer Software – Systems – 3.9%
Apple, Inc.	59,345	$7,384,298
EMC Corp.	448,485	11,463,277
Hewlett-Packard Co.	154,500	4,814,220

		$23,661,795

Construction – 1.1%
Sherwin-Williams Co.	24,086	$6,852,467

Consumer Products – 3.8%
Colgate-Palmolive Co.	86,238	$5,979,743
Newell Rubbermaid, Inc.	230,129	8,991,140

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – continued
Procter & Gamble Co.	100,094	$8,201,702

		$23,172,585

Containers – 1.2%
Crown Holdings, Inc. (a)	139,224	$7,520,880

Electrical Equipment – 4.0%
Danaher Corp.	202,243	$17,170,431
W.W. Grainger, Inc.	30,888	7,283,699

		$24,454,130

Electronics – 2.3%
Altera Corp.	115,534	$4,957,564
Microchip Technology, Inc.	180,511	8,826,988

		$13,784,552

Energy – Independent – 3.3%
EOG Resources, Inc.	110,383	$10,121,017
Noble Energy, Inc.	122,872	6,008,441
Occidental Petroleum Corp.	59,062	4,311,526

		$20,440,984

Engineering – Construction – 0.6%
Fluor Corp.	62,507	$3,572,900

Food & Beverages – 2.8%
Danone S.A.	103,252	$6,952,182
General Mills, Inc.	45,346	2,566,584
Mondelez International, Inc.	208,258	7,516,031

		$17,034,797

General Merchandise – 2.3%
Kohl’s Corp.	99,570	$7,791,353
Target Corp.	76,573	6,284,346

		$14,075,699

Insurance – 0.8%
ACE Ltd.	45,807	$5,107,022

Internet – 3.0%
Google, Inc., “A” (a)	18,287	$10,143,799
Google, Inc., “C” (a)	14,653	8,029,844

		$18,173,643

Major Banks – 9.5%
Bank of America Corp.	543,691	$8,367,404
Goldman Sachs Group, Inc.	58,713	11,036,283
JPMorgan Chase & Co.	293,331	17,769,992
Morgan Stanley	147,753	5,273,305
State Street Corp.	48,540	3,569,146
Wells Fargo & Co.	222,080	12,081,152

		$58,097,282

Medical & Health Technology & Services – 1.1%
McKesson Corp.	30,528	$6,905,434

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 5.1%
Abbott Laboratories	125,668	$5,822,198
Medtronic PLC	58,169	4,536,600
St. Jude Medical, Inc.	67,931	4,442,687
Stryker Corp.	60,047	5,539,336
Thermo Fisher Scientific, Inc.	83,036	11,155,056

		$31,495,877

Oil Services – 2.5%
Cameron International Corp. (a)	97,422	$4,395,681
National Oilwell Varco, Inc.	63,535	3,176,115
Schlumberger Ltd.	94,387	7,875,651

		$15,447,447

Other Banks & Diversified Financials – 6.0%
American Express Co.	146,762	$11,465,047
MasterCard, Inc., “A”	108,725	9,392,753
Visa, Inc., “A”	238,092	15,573,598

		$36,431,398

Pharmaceuticals – 8.2%
Actavis PLC (a)	22,808	$6,788,117
Bristol-Myers Squibb Co.	106,102	6,843,579
Eli Lilly & Co.	60,325	4,382,611
Endo International PLC (a)	89,453	8,023,934
Johnson & Johnson	123,519	12,426,011
Valeant Pharmaceuticals International, Inc. (a)	60,229	11,962,684

		$50,426,936

Railroad & Shipping – 1.3%
Canadian National Railway Co.	118,483	$7,922,958

Restaurants – 1.1%
McDonald’s Corp.	71,374	$6,954,683

Specialty Chemicals – 2.3%
Linde AG	14,968	$3,052,293

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – continued
Praxair, Inc.	38,204	$4,612,751
W.R. Grace & Co. (a)	61,976	6,127,567

		$13,792,611

Specialty Stores – 3.4%
Bed Bath & Beyond, Inc. (a)	113,636	$8,724,404
L Brands, Inc.	54,597	5,147,951
Ross Stores, Inc.	65,789	6,931,529

		$20,803,884

Telecommunications – Wireless – 1.7%
American Tower Corp., REIT	110,553	$10,408,565

Trucking – 0.7%
United Parcel Service, Inc., “B”	46,678	$4,524,965

Utilities – Electric Power – 1.4%
American Electric Power Co., Inc.	70,339	$3,956,569
CMS Energy Corp.	136,915	4,779,703

		$8,736,272

Total Common Stocks		$606,425,910

CONVERTIBLE PREFERRED STOCKS – 0.3%
Utilities – Electric Power – 0.3%
Exelon Corp., 6.5%	33,054	$1,608,077

Total Convertible Preferred Stocks		$1,608,077

MONEY MARKET FUNDS – 0.4%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	2,575,508	$2,575,508

Total Investments		$610,609,495

OTHER ASSETS, LESS LIABILITIES – 0.3%		1,630,586

Net Assets – 100.0%		$612,240,081

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$561,857,202	$—	$—	$561,857,202
Canada	19,885,642	—	—	19,885,642
France	12,341,504	6,757,980	—	19,099,484
United Kingdom	4,139,366	—	—	4,139,366
Germany	3,052,293	—	—	3,052,293
Mutual Funds	2,575,508	—	—	2,575,508
Total Investments	$603,851,515	$6,757,980	$—	$610,609,495

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $16,480,871 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the

3

Supplemental Information (unaudited) – continued

close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$403,307,209
Gross unrealized appreciation	210,784,783
Gross unrealized depreciation	(3,482,497)
Net unrealized appreciation (depreciation)	$207,302,286

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,693,997	23,738,825	(30,857,314)	2,575,508

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,098	$2,575,508

4

QUARTERLY REPORT

March 31, 2015

MFS® MID CAP GROWTH SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.7%
Aerospace – 1.5%
Textron, Inc.	56,036	$2,484,076
TransDigm Group, Inc.	20,564	4,497,758

		$6,981,834

Airlines – 1.1%
Spirit Airlines, Inc. (a)	66,074	$5,111,485

Alcoholic Beverages – 1.2%
Constellation Brands, Inc., “A” (a)	46,668	$5,423,288

Apparel Manufacturers – 1.2%
Hanesbrands, Inc.	35,881	$1,202,372
PVH Corp.	40,660	4,332,730

		$5,535,102

Automotive – 0.9%
LKQ Corp. (a)	160,044	$4,090,725

Biotechnology – 4.7%
Alexion Pharmaceuticals, Inc. (a)	41,773	$7,239,261
AMAG Pharmaceuticals, Inc. (a)	41,257	2,255,108
Illumina, Inc. (a)	10,892	2,021,991
Isis Pharmaceuticals, Inc. (a)	23,272	1,481,728
Medivation, Inc. (a)	7,433	959,377
Puma Biotechnology, Inc. (a)	9,648	2,277,989
Regeneron Pharmaceuticals, Inc. (a)	11,813	5,333,333

		$21,568,787

Broadcasting – 0.5%
Discovery Communications, Inc., “A” (a)	28,600	$879,736
Discovery Communications, Inc., “C” (a)	42,553	1,254,250

		$2,133,986

Brokerage & Asset Managers – 3.8%
Affiliated Managers Group, Inc. (a)	34,558	$7,422,367
Evercore Partners, Inc.	63,763	3,293,997
Intercontinental Exchange, Inc.	27,647	6,449,216

		$17,165,580

Business Services – 13.6%
Bright Horizons Family Solutions, Inc. (a)	174,212	$8,931,849
Cognizant Technology Solutions Corp., “A” (a)	107,881	6,730,696
CoStar Group, Inc. (a)	6,847	1,354,542
Equifax, Inc.	30,958	2,879,094
FleetCor Technologies, Inc. (a)	52,328	7,897,342
Gartner, Inc. (a)	116,574	9,774,730
Global Payments, Inc.	46,862	4,296,308
IHS, Inc., “A” (a)	41,269	4,694,761
Jones Lang LaSalle, Inc.	66,502	11,331,941
Realogy Holdings Corp. (a)	80,629	3,667,007
Wex, Inc. (a)	6,747	724,358

		$62,282,628

Cable TV – 2.2%
Charter Communications, Inc., “A” (a)	24,873	$4,803,225
Liberty Global PLC, “A” (a)	54,228	2,791,115

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Cable TV – continued
Liberty Global PLC, “C” (a)	54,228	$2,701,097

		$10,295,437

Computer Software – 1.6%
Autodesk, Inc. (a)	42,043	$2,465,401
Citrix Systems, Inc. (a)	13,969	892,200
NetSuite, Inc. (a)	4,054	376,049
Qlik Technologies, Inc. (a)	113,860	3,544,462

		$7,278,112

Computer Software – Systems – 3.4%
Benefitfocus, Inc. (a)	21,923	$806,547
Guidewire Software, Inc. (a)	39,824	2,095,141
Sabre Corp.	52,426	1,273,952
ServiceNow, Inc. (a)	6,483	510,731
SS&C Technologies Holdings, Inc.	121,433	7,565,276
Vantiv, Inc., “A” (a)	71,698	2,703,015
Workday, Inc. (a)	4,656	393,013

		$15,347,675

Construction – 3.8%
Fortune Brands Home & Security, Inc.	104,871	$4,979,275
Lennox International, Inc.	35,544	3,969,909
Masco Corp.	53,769	1,435,632
Pool Corp.	64,399	4,492,474
Vulcan Materials Co.	27,037	2,279,219

		$17,156,509

Consumer Products – 1.1%
Newell Rubbermaid, Inc.	127,526	$4,982,441

Consumer Services – 2.7%
Nord Anglia Education, Inc. (a)	145,872	$3,314,212
Priceline Group, Inc. (a)	3,962	4,612,362
Servicemaster Global Holdings, Inc. (a)	133,056	4,490,640

		$12,417,214

Containers – 0.7%
Crown Holdings, Inc. (a)	61,187	$3,305,322

Electrical Equipment – 4.6%
Advanced Drainage Systems, Inc.	166,871	$4,996,118
AMETEK, Inc.	151,767	7,973,838
Amphenol Corp., “A”	81,914	4,827,192
Mettler-Toledo International, Inc. (a)	10,304	3,386,410

		$21,183,558

Electronics – 1.2%
Altera Corp.	30,883	$1,325,189
Skyworks Solutions, Inc.	41,760	4,104,590

		$5,429,779

Energy – Independent – 2.3%
Cabot Oil & Gas Corp.	29,006	$856,547
Concho Resources, Inc. (a)	28,001	3,245,876
Energen Corp.	13,883	916,278

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – continued
Gulfport Energy Corp. (a)	31,503	$1,446,303
Memorial Resource Development Corp. (a)	138,571	2,458,250
PDC Energy, Inc. (a)	29,762	1,608,338

		$10,531,592

Entertainment – 1.1%
Netflix, Inc. (a)	11,693	$4,872,356

Food & Beverages – 3.6%
Chr. Hansen Holding A.S.	142,271	$6,535,500
Freshpet, Inc. (a)(l)	59,389	1,153,928
Mead Johnson Nutrition Co., “A”	34,092	3,427,269
WhiteWave Foods Co., “A” (a)	123,966	5,496,652

		$16,613,349

Gaming & Lodging – 1.9%
La Quinta Holdings, Inc. (a)	71,317	$1,688,787
MGM Mirage (a)	141,485	2,975,430
Norwegian Cruise Line Holdings Ltd. (a)	48,925	2,642,439
Wynn Resorts Ltd.	10,519	1,324,132

		$8,630,788

General Merchandise – 1.5%
Dollar Tree, Inc. (a)	35,176	$2,854,356
Five Below, Inc. (a)	114,032	4,056,118

		$6,910,474

Insurance – 0.7%
Lincoln National Corp.	53,808	$3,091,808

Internet – 1.4%
LinkedIn Corp., “A” (a)	18,038	$4,506,975
Shutterstock, Inc. (a)	31,054	2,132,478

		$6,639,453

Leisure & Toys – 0.8%
Brunswick Corp.	72,050	$3,706,972

Machinery & Tools – 5.4%
Colfax Corp. (a)	75,314	$3,594,737
Flowserve Corp.	57,966	3,274,499
Roper Industries, Inc.	51,149	8,797,628
United Rentals, Inc. (a)	17,424	1,588,372
WABCO Holdings, Inc. (a)	59,790	7,346,995

		$24,602,231

Major Banks – 0.7%
Morgan Stanley	87,400	$3,119,306

Medical & Health Technology & Services – 3.4%
Cerner Corp. (a)	74,883	$5,485,929
Henry Schein, Inc. (a)	58,633	8,186,339
IDEXX Laboratories, Inc. (a)	12,467	1,925,902

		$15,598,170

Medical Equipment – 4.0%
C.R. Bard, Inc.	34,476	$5,769,559
Cooper Cos., Inc.	37,093	6,951,970
Inovalon Holdings, Inc., “A” (a)	36,472	1,101,819

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
PerkinElmer, Inc.	88,420	$4,521,799

		$18,345,147

Oil Services – 0.8%
Core Laboratories N.V.	14,535	$1,518,762
FMC Technologies, Inc. (a)	53,853	1,993,099

		$3,511,861

Other Banks & Diversified Financials – 1.1%
MasterCard, Inc., “A”	60,211	$5,201,628

Pharmaceuticals – 4.9%
Actavis PLC (a)	45,392	$13,509,567
Endo International PLC (a)	75,240	6,749,028
Intercept Pharmaceuticals, Inc. (a)	2,843	801,783
Receptos, Inc. (a)	7,465	1,230,904

		$22,291,282

Pollution Control – 1.7%
Stericycle, Inc. (a)	53,816	$7,557,381

Railroad & Shipping – 0.9%
Kansas City Southern Co.	40,146	$4,098,104

Restaurants – 1.0%
Domino’s Pizza, Inc.	10,895	$1,095,492
Dunkin Brands Group, Inc.	72,049	3,426,650
Zoe’s Kitchen, Inc. (a)	6,074	202,203

		$4,724,345

Specialty Chemicals – 1.5%
Axalta Coating Systems Ltd. (a)	52,202	$1,441,819
PolyOne Corp.	59,042	2,205,219
W.R. Grace & Co. (a)	32,788	3,241,750

		$6,888,788

Specialty Stores – 8.8%
Burlington Stores, Inc. (a)	117,217	$6,965,034
L Brands, Inc.	12,589	1,187,017
O’Reilly Automotive, Inc. (a)	30,721	6,643,109
Ross Stores, Inc.	104,077	10,965,553
Signet Jewelers Ltd.	36,152	5,017,536
Tiffany & Co.	17,197	1,513,508
Tractor Supply Co.	59,859	5,091,607
Urban Outfitters, Inc. (a)	58,392	2,665,595

		$40,048,959

Telecommunications – Wireless – 2.4%
American Tower Corp., REIT	28,412	$2,674,990
SBA Communications Corp. (a)	70,131	8,212,340

		$10,887,330

Total Common Stocks		$455,560,786

MONEY MARKET FUNDS – 0.5%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	2,503,228	$2,503,228

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COLLATERAL FOR SECURITIES LOANED – 0.1%
Navigator Securities Lending Prime Portfolio, 0.17%, at Net Asset Value (j)	376,032	$376,032

Total Investments		$458,440,046

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(1,305,258)

Net Assets – 100.0%		$457,134,788

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$455,560,786	$—	$—	$455,560,786
Mutual Funds	2,879,260	—	—	2,879,260
Total Investments	$458,440,046	$—	$—	$458,440,046

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $6,535,500 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$322,394,120
Gross unrealized appreciation	141,415,404
Gross unrealized depreciation	(5,369,478)
Net unrealized appreciation (depreciation)	$136,045,926

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,561,591	26,157,952	(26,216,315)	2,503,228

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,085	$2,503,228

5

QUARTERLY REPORT

March 31, 2015

MFS® NEW DISCOVERY SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.9%
Aerospace – 0.7%
FLIR Systems, Inc.	206,360	$6,454,941

Apparel Manufacturers – 0.3%
Tumi Holdings, Inc. (a)	125,279	$3,064,324

Biotechnology – 6.5%
Alnylam Pharmaceuticals, Inc. (a)	26,687	$2,786,657
AMAG Pharmaceuticals, Inc. (a)	258,531	14,131,304
Amicus Therapeutics, Inc. (a)	366,025	3,982,352
Esperion Therapeutics, Inc. (a)	8,100	750,060
Exact Sciences Corp. (a)(l)	258,518	5,692,566
Isis Pharmaceuticals, Inc. (a)	148,914	9,481,354
MiMedx Group, Inc. (a)	568,953	5,917,111
Novavax, Inc. (a)	313,722	2,594,481
Puma Biotechnology, Inc. (a)	29,214	6,897,718
Spark Therapeutics, Inc. (a)	9,058	701,995
Tesaro, Inc. (a)	110,154	6,322,840

		$59,258,438

Broadcasting – 1.2%
Live Nation, Inc. (a)	426,282	$10,755,095

Brokerage & Asset Managers – 1.4%
LPL Financial Holdings, Inc.	106,131	$4,654,906
NASDAQ OMX Group, Inc.	161,441	8,223,805

		$12,878,711

Business Services – 8.6%
Borderfree, Inc. (a)	298,314	$1,792,867
Bright Horizons Family Solutions, Inc. (a)	368,002	18,867,463
Constant Contact, Inc. (a)	312,480	11,939,861
CoStar Group, Inc. (a)	49,929	9,877,454
Gartner, Inc. (a)	185,487	15,553,085
Global Payments, Inc.	82,715	7,583,311
Ultimate Software Group, Inc. (a)	49,546	8,420,590
Zillow Group, Inc. (a)	34,527	3,463,058

		$77,497,689

Chemicals – 0.2%
Marrone Bio Innovations, Inc. (a)	402,135	$1,556,262

Computer Software – 0.5%
SolarWinds, Inc. (a)	83,300	$4,268,292

Computer Software – Systems – 8.9%
Cvent, Inc. (a)	491,221	$13,773,837
Demandware, Inc. (a)	109,654	6,677,929
Fleetmatics Group PLC (a)	235,923	10,581,147
Model N, Inc. (a)	772,829	9,243,035
Proofpoint, Inc. (a)	69,771	4,131,839
Sabre Corp.	403,461	9,804,102
SciQuest, Inc. (a)	368,725	6,242,514
ServiceNow, Inc. (a)	118,861	9,363,870
SS&C Technologies Holdings, Inc.	173,212	10,791,108

		$80,609,381

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 4.2%
Eagle Materials, Inc.	114,512	$9,568,623
Lennox International, Inc.	69,160	7,724,480
Pool Corp.	84,429	5,889,767
Summit Materials Inc., “A” (a)	320,696	7,103,416
Trex Co., Inc. (a)	144,713	7,891,200

		$38,177,486

Consumer Services – 3.1%
MakeMyTrip Ltd. (a)	202,838	$4,454,323
Nord Anglia Education, Inc. (a)	488,964	11,109,262
Servicemaster Global Holdings, Inc. (a)	369,392	12,466,980

		$28,030,565

Electrical Equipment – 3.7%
Advanced Drainage Systems, Inc.	321,442	$9,623,973
AMETEK, Inc.	234,298	12,310,017
MSC Industrial Direct Co., Inc., “A”	90,728	6,550,562
TriMas Corp. (a)	163,894	5,046,296

		$33,530,848

Electronics – 1.7%
Monolithic Power Systems, Inc.	93,665	$4,931,462
Silicon Laboratories, Inc. (a)	125,649	6,379,200
Stratasys Ltd. (a)(l)	81,216	4,286,581

		$15,597,243

Energy – Independent – 2.5%
Foresight Energy LP	340,338	$5,305,869
Memorial Resource Development Corp. (a)	304,297	5,398,229
Range Resources Corp.	69,923	3,638,793
Rice Energy, Inc. (a)	236,119	5,137,949
Sanchez Energy Corp. (a)(l)	212,374	2,762,986

		$22,243,826

Engineering – Construction – 1.6%
Stantec, Inc.	256,349	$6,134,727
Team, Inc. (a)	206,704	8,057,322

		$14,192,049

Entertainment – 0.3%
DHX Media Ltd.	326,637	$2,349,424

Food & Beverages – 1.8%
Flex Pharma, Inc. (a)	83,238	$1,631,465
Freshpet, Inc. (a)(l)	487,848	9,478,887
Snyders-Lance, Inc.	150,243	4,801,766

		$15,912,118

Gaming & Lodging – 3.3%
Diamond Resorts International, Inc. (a)	269,346	$9,004,237
La Quinta Holdings, Inc. (a)	394,995	9,353,482
Norwegian Cruise Line Holdings Ltd. (a)	208,841	11,279,502

		$29,637,221

General Merchandise – 1.4%
Five Below, Inc. (a)	356,490	$12,680,349

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 0.9%
Dealertrack Holdings, Inc. (a)	202,766	$7,810,546

Machinery & Tools – 3.0%
Allison Transmission Holdings, Inc.	282,474	$9,022,220
IPG Photonics Corp. (a)	119,482	11,075,981
Oshkosh Corp.	39,938	1,948,575
WABCO Holdings, Inc. (a)	44,662	5,488,067

		$27,534,843

Medical & Health Technology & Services – 6.8%
Adeptus Health, Inc., “A” (a)	68,837	$3,456,994
Advisory Board Co. (a)	83,091	4,427,089
Brookdale Senior Living, Inc. (a)	334,359	12,625,396
Capital Senior Living Corp. (a)	388,799	10,085,446
Healthcare Services Group, Inc.	395,544	12,708,829
HealthStream, Inc. (a)	232,255	5,852,826
IDEXX Laboratories, Inc. (a)	34,756	5,369,107
INC Research Holdings, Inc., “A” (a)	227,457	7,444,668

		$61,970,355

Medical Equipment – 11.0%
Align Technology, Inc. (a)	124,795	$6,712,099
AtriCure, Inc. (a)	105,588	2,163,498
Cardiovascular Systems, Inc. (a)	181,033	7,067,528
Cepheid, Inc. (a)	160,244	9,117,884
DexCom, Inc. (a)	149,698	9,332,173
GenMark Diagnostics, Inc. (a)	342,688	4,448,090
Hologic, Inc. (a)	193,730	6,397,933
Insulet Corp. (a)	144,829	4,830,047
Masimo Corp. (a)	354,530	11,692,399
Nevro Corp. (a)	67,669	3,243,375
Novadaq Technologies, Inc. (a)	343,991	5,586,414
NxStage Medical, Inc. (a)	233,654	4,042,214
PerkinElmer, Inc.	193,074	9,873,804
STERIS Corp.	119,905	8,425,724
Thoratec Corp. (a)	145,730	6,104,630

		$99,037,812

Metals & Mining – 1.1%
Globe Specialty Metals, Inc.	528,511	$9,999,428

Natural Gas – Pipeline – 0.4%
StealthGas, Inc. (a)	512,062	$3,354,006

Oil Services – 1.4%
Forum Energy Technologies, Inc. (a)	122,560	$2,402,176
Frank’s International N.V.	384,051	7,181,754
Patterson-UTI Energy, Inc.	171,433	3,218,655

		$12,802,585

Other Banks & Diversified Financials – 3.9%
Air Lease Corp.	194,243	$7,330,731
Avolon Holdings Ltd. (a)	210,965	4,491,445
CAI International, Inc. (a)	140,161	3,443,756
First Republic Bank	123,679	7,060,834
PrivateBancorp, Inc.	184,760	6,498,009
Texas Capital Bancshares, Inc. (a)	141,340	6,876,191

		$35,700,966

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 3.4%
Aratana Therapeutics, Inc. (a)	322,651	$5,165,643
Intercept Pharmaceuticals, Inc. (a)	23,916	6,744,790
Kythera Biopharmaceuticals, Inc. (a)	93,316	4,679,797
MediWound Ltd. (a)	227,355	1,646,050
Receptos, Inc. (a)	42,057	6,934,779
TherapeuticsMD, Inc. (a)	922,783	5,582,837

		$30,753,896

Railroad & Shipping – 1.2%
Diana Shipping, Inc. (a)	1,091,866	$6,682,220
Navios Maritime Holdings, Inc.	952,079	3,979,690

		$10,661,910

Restaurants – 2.5%
Chuy’s Holdings, Inc. (a)	389,031	$8,764,868
Domino’s Pizza, Inc.	39,323	3,953,928
Dunkin Brands Group, Inc.	120,597	5,735,593
Zoe’s Kitchen, Inc. (a)(l)	135,328	4,505,069

		$22,959,458

Special Products & Services – 0.4%
WL Ross Holding Corp., EU (a)	320,994	$3,373,647

Specialty Chemicals – 2.5%
Albemarle Corp.	147,061	$7,770,703
Axalta Coating Systems Ltd. (a)	352,142	9,726,162
PolyOne Corp.	133,260	4,977,261

		$22,474,126

Specialty Stores – 5.6%
Boot Barn Holdings, Inc. (a)	93,095	$2,226,832
Burlington Stores, Inc. (a)	198,193	11,776,628
Citi Trends, Inc. (a)	647,837	17,491,599
Lumber Liquidators Holdings, Inc. (a)	160,664	4,945,238
Urban Outfitters, Inc. (a)	307,154	14,021,580

		$50,461,877

Trucking – 1.9%
Knight Transportation, Inc.	129,261	$4,168,667
Swift Transportation Co. (a)	508,973	13,243,478

		$17,412,145

Total Common Stocks		$885,001,862

MONEY MARKET FUNDS – 1.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	14,664,196	$14,664,196

COLLATERAL FOR SECURITIES LOANED – 1.3%
Navigator Securities Lending Prime Portfolio, 0.17%, at Net Asset Value (j)	11,333,246	$11,333,246

Total Investments		$910,999,304

OTHER ASSETS, LESS LIABILITIES – (0.8)%		(6,975,999)

Net Assets – 100.0%		$904,023,305

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

EU	Equity Unit

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$885,001,862	$—	$—	$885,001,862
Mutual Funds	25,997,442	—	—	25,997,442
Total Investments	$910,999,304	$—	$—	$910,999,304

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Securities Lending Collateral

At March 31, 2015, the value of securities loaned was $10,809,737. These loans were collateralized by cash of $11,333,246 and U.S. Treasury obligations of $59,711.

4

Supplemental Information (unaudited) – continued

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$763,134,092
Gross unrealized appreciation	175,838,060
Gross unrealized depreciation	(27,972,848)
Net unrealized appreciation (depreciation)	$147,865,212

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,092,040	97,006,680	(94,434,524)	14,664,196

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,196	$14,664,196

5

QUARTERLY REPORT

March 31, 2015

MFS® RESEARCH BOND SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 102.5%
Apparel Manufacturers – 0.1%
PVH Corp., 4.5%, 12/15/22	$3,510,000	$3,562,650

Asset-Backed & Securitized – 13.2%
AmeriCredit Automobile Receivables Trust, “A2”, 0.54%, 10/10/17	$4,538,697	$4,535,511
Ameriquest Mortgage Securities, Inc., “M1”, FRN, 0.643%, 10/25/35	2,800,000	2,712,231
ARI Fleet Lease Trust, “A”, FRN, 0.724%, 3/15/20 (n)	292,457	292,402
ARI Fleet Lease Trust, “A”, FRN, 0.474%, 1/15/21 (n)	638,254	637,102
Babson Ltd., CLO, FRN, 1.356%, 4/20/25 (z)	7,294,218	7,207,373
Banc of America Commercial Mortgage, Inc., 5.337%, 12/15/43 (n)	2,801,036	2,965,289
Banc of America Commercial Mortgage, Inc., FRN, 5.58%, 4/24/49 (n)	637,169	685,140
Banc of America Large Loan, Inc., FRN, 5.325%, 2/24/44 (n)	8,700,365	9,259,233
Bayview Commercial Asset Trust, FRN, 0%, 10/25/36 (i)(z)	560,341	0
Bayview Commercial Asset Trust, FRN, 0%, 12/25/36 (i)(z)	280,001	0
Bayview Commercial Asset Trust, FRN, 0%, 3/25/37 (i)(z)	617,500	0
Bayview Commercial Asset Trust, FRN, 0%, 4/25/36 (i)(z)	299,090	398
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36 (i)(z)	219,535	0
Bayview Financial Acquisition Trust, FRN, 5.483%, 2/28/41 (d)(q)	10,130	10,462
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.777%, 12/28/40 (z)	142,214	85,696
Bear Stearns Commercial Mortgage Securities, Inc., “A3”, 5.793%, 9/11/42	414,380	413,989
Bear Stearns Commercial Mortgage Securities, Inc., “A4”, FRN, 5.47%, 1/12/45	5,035,596	5,361,323
Bear Stearns Commercial Mortgage Securities, Inc., “A4”, FRN, 5.742%, 9/11/42	2,810,000	3,053,250
Bear Stearns Cos., Inc., “A2”, FRN, 0.623%, 12/25/42	1,328,481	1,305,195
Cent CDO XI Ltd., “A1”, FRN, 0.516%, 4/25/19 (n)	3,376,680	3,342,518
Chesapeake Funding LLC, “A”, FRN, 0.925%, 11/07/23 (n)	519,363	519,709
Chesapeake Funding LLC, “A”, FRN, 0.625%, 1/07/25 (n)	9,145,041	9,149,339
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	16,789,455	17,675,888
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.225%, 7/15/44	500,000	507,707

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.367%, 12/11/49	$10,410,000	$10,888,683
CNH Wholesale Master Note Trust, “A”, FRN, 0.774%, 8/15/19 (n)	10,568,000	10,587,540
Commercial Mortgage Acceptance Corp., FRN, 1.58%, 9/15/30 (i)	31,886	1,203
Commercial Mortgage Asset Trust, FRN, 0.471%, 1/17/32 (i)(z)	514,160	2,223
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	1,316,109	1,384,278
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/48	7,671,000	7,923,552
Commercial Mortgage Trust, “A4”, 3.147%, 8/15/45	3,950,000	4,139,801
Credit Acceptance Auto Loan Trust, “A”, 1.52%, 3/16/20 (n)	555,389	556,632
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.902%, 9/15/39	8,733,550	9,352,960
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.704%, 6/15/39	13,668,432	14,346,564
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 5.902%, 9/15/39	6,667,307	7,197,438
Credit Suisse Mortgage Capital Certificate, 5.311%, 12/15/39	2,209,144	2,306,432
Credit Suisse Mortgage Capital Certificate, FRN, 5.69%, 9/15/40	275,121	274,817
Credit-Based Asset Servicing & Securitization LLC, 4.189%, 12/25/35	26,957	26,682
CWCapital Cobalt Ltd., “A4”, FRN, 5.76%, 5/15/46	2,013,395	2,175,669
CWCapital LLC, 5.223%, 8/15/48	520,525	546,163
Dryden Senior Loan Fund, CLO, “A”, FRN, 1.61%, 1/15/25 (z)	7,548,370	7,507,979
Falcon Franchise Loan LLC, FRN, 21%, 1/05/25 (i)(z)	12,239	2,907
First Union National Bank Commercial Mortgage Trust, FRN, 1.2%, 1/12/43 (d)(i)(q)(z)	81,078	118
Flatiron CLO Ltd. 2013-1A, “A1”, FRN, 1.656%, 1/17/26 (z)	8,321,193	8,292,210
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/25 (n)	4,559,000	4,643,510
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/26 (n)	10,726,000	10,926,447
GE Capital Commercial Mortgage Corp., “A”, 5.543%, 12/10/49	974,966	1,030,954
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 6/24/16	451,186	451,251
GE Equipment Transportation LLC, 2014-1, “A2”, 0.55%, 12/23/16	4,472,671	4,471,861
GE Equipment Transportation LLC, 2015-1, “A2”, 0.89%, 11/24/17	3,923,000	3,924,597

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
GMAC LLC, FRN, 7.85%, 4/15/34 (d)(n)(q)	$24,736	$14,234
Goldman Sachs Mortgage Securities Corp., FRN, 5.795%, 8/10/45	14,668,075	15,840,142
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39	11,128,879	11,737,117
Harley-Davidson Motorcycle Trust, “A2”, FRN, 0.474%, 1/15/19	2,857,000	2,856,894
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.725%, 12/10/27 (n)	5,607,481	5,609,203
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.575%, 4/10/28 (z)	7,424,000	7,414,817
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/48	3,498,197	3,692,008
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 5/12/45	703,217	728,977
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, 4.171%, 8/15/46	600,000	664,620
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.775%, 6/15/49	2,823,626	2,857,998
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.937%, 2/15/51	245,483	245,817
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.775%, 6/15/49	9,677,430	10,348,066
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.693%, 2/12/49	763,398	822,074
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.556%, 7/15/42 (n)	130,000	31,044
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.775%, 6/15/49	15,944,203	16,775,613
JPMorgan Mortgage Trust, “A1”, FRN, 2.05%, 10/25/33	434,560	433,315
Kingsland III Ltd., “A1”, CDO, FRN, 0.477%, 8/24/21 (n)	2,035,200	2,025,759
LB-UBS Commercial Mortgage Trust, “A4”, 5.372%, 9/15/39	2,900,000	3,044,913
LB-UBS Commercial Mortgage Trust, “A4”, 5.156%, 2/15/31	1,927,854	1,955,858
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.05%, 2/18/30 (i)	26,491	561
Merrill Lynch Mortgage Investors Inc., “A”, FRN, 2.116%, 5/25/36	928,705	920,945
Merrill Lynch Mortgage Investors Inc., “A5”, FRN, 2.129%, 4/25/35	702,043	664,676
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.837%, 6/12/50	1,027,069	1,028,548
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.735%, 6/12/50	14,690,646	15,841,908

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Morgan Stanley Bank of America/Merrill Lynch Trust, “A4”, 3.176%, 8/15/45	$5,000,000	$5,233,025
Morgan Stanley Capital I Trust, “A4”, FRN, 5.654%, 6/11/42	2,382,000	2,582,502
Morgan Stanley Capital I Trust, “AM”, FRN, 5.648%, 4/15/49	14,764,000	15,496,368
Morgan Stanley Capital I, Inc., FRN, 0.576%, 11/15/30 (i)(n)	89,814	1,959
Morgan Stanley Re-REMIC Trust, FRN, 5.795%, 8/15/45 (n)	11,500,000	12,337,212
Motor PLC, 2015-1A, “A1” , FRN, 0.804%, 6/25/22 (z)	4,620,000	4,624,657
Nissan Auto Lease Trust, 2013-B, “A3”, 0.75%, 6/15/16	7,531,000	7,535,963
Nissan Master Owner Trust Receivables 2015,“A-2”, 1.44%, 1/15/20	9,277,000	9,285,396
Preferred Term Securities XIX Ltd., CDO, FRN, 0.62%, 12/22/35 (z)	334,829	235,348
Race Point CLO Ltd., “A”, FRN, 1.481%, 2/20/25 (n)	7,740,000	7,658,784
Race Point CLO Ltd., “A1A”, FRN, 0.454%, 8/01/21 (n)	7,137,933	7,110,816
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 12/25/35	116,164	94,225
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.526%, 7/22/19 (n)	6,106,000	6,093,641
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.96%, 2/15/51	7,068,737	7,539,635
Wachovia Bank Commercial Mortgage Trust, FRN, 5.71%, 6/15/49	13,489,441	14,425,379

		$388,492,243

Automotive – 1.1%
Ford Motor Credit Co. LLC, 12%, 5/15/15	$1,400,000	$1,417,210
Ford Motor Credit Co. LLC, 7%, 4/15/15	1,900,000	1,903,502
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	1,300,000	1,327,192
Ford Motor Credit Co. LLC, 2.145%, 1/09/18	4,085,000	4,131,663
General Motors Co., 4.875%, 10/02/23	4,291,000	4,645,926
General Motors Co., 5.2%, 4/01/45	4,005,000	4,346,771
Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (n)	6,870,000	7,063,562
Hyundai Capital America, 2.6%, 3/19/20 (z)	2,806,000	2,835,744
TRW Automotive, Inc., 4.5%, 3/01/21 (n)	5,653,000	5,695,398

		$33,366,968

Biotechnology – 0.5%
Life Technologies Corp., 5%, 1/15/21	$13,872,000	$15,492,014

Broadcasting – 0.7%
Discovery Communications, Inc., 3.45%, 3/15/25	$1,874,000	$1,872,493

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Broadcasting – continued
Discovery Communications, Inc., 4.95%, 5/15/42	$3,823,000	$4,036,056
Grupo Televisa S.A.B., 5%, 5/13/45	4,412,000	4,592,235
Omnicom Group, Inc., 3.65%, 11/01/24	1,872,000	1,936,502
Scripps Networks Interactive, 2.75%, 11/15/19	1,669,000	1,683,115
SES Global Americas Holdings GP, 5.3%, 3/25/44 (n)	2,857,000	3,205,768
SES S.A., 5.3%, 4/04/43 (z)	3,272,000	3,692,907

		$21,019,076

Brokerage & Asset Managers – 0.4%
CME Group, Inc., 3%, 3/15/25	$2,197,000	$2,219,308
NYSE Euronext, 2%, 10/05/17	3,115,000	3,158,570
TD Ameritrade Holding Corp., 2.95%, 4/01/22	1,773,000	1,802,675
TD Ameritrade Holding Corp., 5.6%, 12/01/19	3,959,000	4,582,582

		$11,763,135

Building – 0.8%
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	$6,831,000	$7,257,938
CEMEX Finance LLC, 9.375%, 10/12/22	3,367,000	3,821,545
Martin Marietta Materials, Inc., 4.25%, 7/02/24	6,742,000	7,068,400
Mohawk Industries, Inc., 3.85%, 2/01/23	2,668,000	2,708,434
Mohawk Industries, Inc., 6.125%, 1/15/16	3,371,000	3,499,260
Owens Corning, Inc., 6.5%, 12/01/16	27,000	29,030

		$24,384,607

Business Services – 0.3%
Equinix, Inc., 4.875%, 4/01/20	$4,055,000	$4,186,788
Tencent Holdings Ltd., 3.375%, 3/05/18	2,782,000	2,877,000

		$7,063,788

Cable TV – 1.1%
British Sky Broadcasting Group PLC, 2.625%, 9/16/19 (n)	$2,442,000	$2,479,910
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21	3,840,000	4,032,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	3,865,000	4,014,769
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	1,741,000	1,751,914
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)	7,940,000	7,860,600
Time Warner Cable, Inc., 4.5%, 9/15/42	3,721,000	3,816,868
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	290,000	425,301
Videotron Ltd., 5%, 7/15/22	8,605,000	8,863,150

		$33,244,512

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – 1.7%
Celanese U.S. Holdings LLC, 4.625%, 11/15/22	$7,347,000	$7,402,103
CF Industries Holdings, Inc., 7.125%, 5/01/20	5,826,000	7,019,992
CF Industries Holdings, Inc., 5.375%, 3/15/44	3,102,000	3,485,280
Dow Chemical Co., 8.55%, 5/15/19	8,579,000	10,741,062
INEOS Finance PLC, 7.5%, 5/01/20 (n)	5,474,000	5,775,070
LyondellBasell Industries N.V., 5.75%, 4/15/24	6,275,000	7,396,763
Tronox Finance LLC, 6.375%, 8/15/20	7,078,000	6,918,745

		$48,739,015

Computer Software – 0.2%
VeriSign, Inc., 4.625%, 5/01/23	$6,600,000	$6,583,500

Computer Software – Systems – 0.0%
Seagate HDD Cayman, 3.75%, 11/15/18	$938,000	$977,563

Consumer Products – 0.4%
Mattel, Inc., 5.45%, 11/01/41	$4,191,000	$4,522,688
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	6,765,000	7,162,072

		$11,684,760

Consumer Services – 0.4%
ADT Corp., 6.25%, 10/15/21	$7,105,000	$7,566,825
Priceline Group, Inc., 3.65%, 3/15/25	3,610,000	3,673,789

		$11,240,614

Containers – 0.4%
Ball Corp., 4%, 11/15/23	$4,870,000	$4,748,250
Ball Corp., 5%, 3/15/22	2,450,000	2,560,250
Sealed Air Corp., 5.125%, 12/01/24 (n)	5,365,000	5,552,775

		$12,861,275

Defense Electronics – 0.0%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$500,000	$580,161

Emerging Market Quasi-Sovereign – 0.3%
KazAgro National Management Holding, 4.625%, 5/24/23 (n)	$2,883,000	$2,444,957
Petroleos Mexicanos, 4.25%, 1/15/25 (n)	10,000	10,136
Petroleos Mexicanos, 4.5%, 1/23/26 (n)	5,861,000	5,972,359

		$8,427,452

Energy – Independent – 0.6%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$1,253,000	$1,394,127
Anadarko Petroleum Corp., 4.5%, 7/15/44	6,976,000	7,136,755
Chesapeake Energy Corp., 5.75%, 3/15/23	4,625,000	4,509,375
ConocoPhillips, 6%, 1/15/20	740,000	872,222
EQT Corp., 4.875%, 11/15/21	3,718,000	3,912,708

		$17,825,187

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Integrated – 0.5%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$1,855,000	$1,904,786
BP Capital Markets PLC, 2.237%, 5/10/19	6,940,000	7,014,744
Chevron Corp., 1.104%, 12/05/17	1,560,000	1,561,381
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)	6,254,000	3,642,955

		$14,123,866

Entertainment – 0.5%
Carnival Corp., 3.95%, 10/15/20	$9,416,000	$10,008,624
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	3,710,000	3,812,025

		$13,820,649

Financial Institutions – 1.5%
CIT Group, Inc., 5.5%, 2/15/19 (n)	$6,417,000	$6,673,680
General Electric Capital Corp., 6.375% to 11/15/17, FRN to 11/15/67	5,150,000	5,587,750
General Electric Capital Corp., 3.15%, 9/07/22	1,047,000	1,082,807
General Electric Capital Corp., 7.5%, 8/21/35	4,000,000	6,023,556
General Electric Capital Corp., 2.1%, 12/11/19	2,064,000	2,103,709
International Lease Finance Corp., 7.125%, 9/01/18 (n)	1,190,000	1,335,775
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/21	8,810,000	8,545,700
SLM Corp., 4.625%, 9/25/17	7,121,000	7,227,815
SLM Corp., 8%, 3/25/20	5,448,000	6,047,825

		$44,628,617

Food & Beverages – 1.4%
Embotelladora Andina S.A., 5%, 10/01/23 (n)	$1,330,000	$1,460,091
J.M. Smucker Co., 3%, 3/15/22 (z)	1,105,000	1,121,590
J.M. Smucker Co., 4.25%, 3/15/35 (z)	1,628,000	1,686,196
Kraft Foods Group, Inc., 5%, 6/04/42	7,063,000	7,816,085
Mead Johnson Nutrition Co., “A”, 4.9%, 11/01/19	903,000	1,000,768
Smithfield Foods, Inc., 6.625%, 8/15/22	7,095,000	7,591,650
Tyson Foods, Inc., 6.6%, 4/01/16	2,065,000	2,178,381
Tyson Foods, Inc., 4.5%, 6/15/22	6,476,000	7,144,984
Tyson Foods, Inc., 3.95%, 8/15/24	2,294,000	2,423,574
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	7,334,000	7,685,211

		$40,108,530

Food & Drug Stores – 0.3%
Walgreens Boots Alliance, Inc., 3.3%, 11/18/21	$3,548,000	$3,652,712
Walgreens Boots Alliance, Inc., 3.8%, 11/18/24	5,813,000	6,010,363

		$9,663,075

Issuer	Shares/Par	Value ($)

BONDS – continued
Forest & Paper Products – 0.5%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)	$3,608,000	$4,116,190
Georgia-Pacific LLC, 3.734%, 7/15/23 (n)	7,576,000	7,935,671
Packaging Corp. of America, 3.65%, 9/15/24	3,490,000	3,509,247

		$15,561,108

Gaming & Lodging – 0.2%
Wyndham Worldwide Corp., 4.25%, 3/01/22	$4,662,000	$4,865,366
Wyndham Worldwide Corp., 5.625%, 3/01/21	1,732,000	1,955,731

		$6,821,097

Insurance – 1.6%
AIA Group Ltd., 3.2%, 3/11/25 (z)	$2,250,000	$2,269,798
American International Group, Inc., 6.4%, 12/15/20	8,142,000	9,862,527
American International Group, Inc., 4.125%, 2/15/24	3,681,000	3,984,778
American International Group, Inc., 4.5%, 7/16/44	4,114,000	4,416,038
Five Corners Funding Trust, 4.419%, 11/15/23 (n)	4,734,000	5,078,744
Metropolitan Life Global Funding I, 1.7%, 6/29/15 (z)	5,295,000	5,311,415
Pacific Lifecorp, 5.125%, 1/30/43 (n)	5,527,000	6,234,815
Unum Group, 7.125%, 9/30/16	2,028,000	2,198,522
Unum Group, 4%, 3/15/24	6,546,000	6,922,009
UnumProvident Corp., 6.85%, 11/15/15 (n)	1,148,000	1,188,807

		$47,467,453

Insurance – Health – 0.3%
Humana, Inc., 7.2%, 6/15/18	$6,739,000	$7,825,232

Insurance – Property & Casualty – 1.4%
ACE INA Holdings, Inc., 3.15%, 3/15/25	$3,000,000	$3,067,155
Allied World Assurance, 5.5%, 11/15/20	2,640,000	2,990,676
CNA Financial Corp., 5.875%, 8/15/20	3,280,000	3,793,582
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (n)	10,306,000	10,977,261
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	7,863,000	8,870,195
Marsh & McLennan Cos., Inc., 4.05%, 10/15/23	4,129,000	4,435,553
Swiss Re Ltd., 4.25%, 12/06/42 (n)	926,000	990,584
ZFS Finance USA Trust II, 6.45% to 6/15/16, FRN to 12/15/65 (n)	1,842,000	1,934,100
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	4,852,000	5,106,730

		$42,165,836

International Market Quasi-Sovereign – 0.7%
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)	$6,997,000	$8,098,440
Statoil A.S.A., 2.45%, 1/17/23	2,114,000	2,080,129

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
International Market Quasi-Sovereign – continued
Statoil A.S.A., 3.7%, 3/01/24	$8,492,000	$9,070,203

		$19,248,772

Local Authorities – 0.4%
State of California (Build America Bonds), 7.625%, 3/01/40	$860,000	$1,338,143
State of California (Build America Bonds), 7.6%, 11/01/40	7,175,000	11,512,503

		$12,850,646

Machinery & Tools – 0.3%
United Rentals North America, Inc., 7.375%, 5/15/20	$5,655,000	$6,110,934
United Rentals North America, Inc., 6.125%, 6/15/23	2,610,000	2,763,338

		$8,874,272

Major Banks – 8.0%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$5,664,000	$5,956,761
Bank of America Corp., 5.625%, 7/01/20	8,555,000	9,862,846
Bank of America Corp., 5.875%, 1/05/21	1,670,000	1,951,921
Bank of America Corp., 6.1%, 6/15/17	1,725,000	1,889,779
Bank of America Corp., 3.3%, 1/11/23	15,475,000	15,676,779
Bank of America Corp., 4.125%, 1/22/24	10,960,000	11,736,363
Bank of America Corp., 6.1% to 3/17/15, FRN to 12/29/49	5,000,000	5,071,875
Bank of America Corp., FRN, 6.5%, 10/29/49	4,004,000	4,234,230
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	5,150,000	5,880,203
Credit Suisse Group Fund Guernsey Ltd., 3.75%, 3/26/25 (z)	3,355,000	3,394,233
DBS Bank Ltd., 3.625% to 9/21/17, FRN to 9/21/22 (n)	4,108,000	4,255,087
Goldman Sachs Group, Inc., 5.625%, 1/15/17	2,636,000	2,826,535
Goldman Sachs Group, Inc., 2.375%, 1/22/18	5,005,000	5,107,257
Goldman Sachs Group, Inc., 3.625%, 1/22/23	11,855,000	12,262,492
Huntington National Bank, 2.4%, 4/01/20	1,087,000	1,095,220
ING Bank N.V., 3.75%, 3/07/17 (n)	5,855,000	6,121,566
ING Bank N.V., 2%, 9/25/15 (n)	1,900,000	1,912,151
ING Bank N.V., 5.8%, 9/25/23 (n)	11,715,000	13,262,774
JPMorgan Chase & Co., 4.25%, 10/15/20	1,385,000	1,510,333
JPMorgan Chase & Co., 4.5%, 1/24/22	947,000	1,046,757
JPMorgan Chase & Co., 2%, 8/15/17	3,637,000	3,690,897
JPMorgan Chase & Co., 3.2%, 1/25/23	12,685,000	12,896,066
JPMorgan Chase & Co., 3.125%, 1/23/25	14,874,000	14,917,625

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	$250,000	$263,939
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	4,869,000	5,111,126
Morgan Stanley, 5.75%, 10/18/16	944,000	1,007,177
Morgan Stanley, 5.5%, 7/24/20	1,600,000	1,835,139
Morgan Stanley, 5.5%, 7/28/21	14,214,000	16,489,178
Morgan Stanley, 5.95%, 12/28/17	400,000	443,477
Morgan Stanley, 3.75%, 2/25/23	8,585,000	8,991,405
Morgan Stanley, 3.7%, 10/23/24	2,879,000	3,001,594
Morgan Stanley, 4.3%, 1/27/45	1,528,000	1,583,355
PNC Bank N.A., 3.8%, 7/25/23	13,950,000	14,799,974
PNC Funding Corp., 5.625%, 2/01/17	6,173,000	6,636,018
Regions Financial Corp., 2%, 5/15/18	2,524,000	2,521,663
Royal Bank of Scotland PLC, 2.55%, 9/18/15	3,137,000	3,159,884
Royal Bank of Scotland PLC, 6%, 12/19/23	7,121,000	7,920,987
Wachovia Corp., 6.605%, 10/01/25	1,764,000	2,188,792
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/29/49	3,832,000	4,053,106
Wells Fargo & Co., 3%, 2/19/25	10,000,000	10,043,000

		$236,609,564

Medical & Health Technology & Services – 0.7%
Becton, Dickinson and Co., 4.685%, 12/15/44	$4,733,000	$5,143,446
Catholic Health Initiatives, 2.95%, 11/01/22	6,666,000	6,630,430
Express Scripts Holding Co., 2.65%, 2/15/17	5,011,000	5,132,988
Laboratory Corp. of America Holdings, 4.7%, 2/01/45	2,518,000	2,591,767
McKesson Corp., 5.7%, 3/01/17	1,210,000	1,311,459

		$20,810,090

Medical Equipment – 0.6%
Medtronic, Inc., 4.625%, 3/15/45 (n)	$7,021,000	$7,958,107
Zimmer Holdings, Inc., 2.7%, 4/01/20	7,783,000	7,891,542

		$15,849,649

Metals & Mining – 1.5%
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	$4,010,000	$4,267,161
Barrick North America Finance LLC, 5.75%, 5/01/43	6,000,000	6,223,200
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	4,000,000	3,705,624
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/34	4,000,000	3,657,140
Kinross Gold Corp., 5.95%, 3/15/24	6,437,000	5,961,100
Plains Exploration & Production Co., 6.875%, 2/15/23	8,679,000	9,210,589
Rio Tinto Finance (USA) PLC, 3.5%, 3/22/22	3,812,000	3,938,368

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Metals & Mining – continued
Steel Dynamics, Inc., 5.125%, 10/01/21 (n)	$7,562,000	$7,609,263

		$44,572,445

Midstream – 3.8%
APT Pipelines Ltd., 3.875%, 10/11/22 (n)	$8,640,000	$8,725,026
APT Pipelines Ltd., 5%, 3/23/35 (z)	4,000,000	4,003,264
El Paso Corp., 7.75%, 1/15/32	6,550,000	8,061,386
El Paso Pipeline Partners Operating Co. LLC, 4.3%, 5/01/24	5,995,000	6,103,420
Energy Transfer Partners LP, 4.65%, 6/01/21	6,198,000	6,622,222
Energy Transfer Partners LP, 5.15%, 2/01/43	3,573,000	3,578,813
Energy Transfer Partners LP, 5.15%, 3/15/45	2,596,000	2,612,267
Enterprise Products Operating LLC, 3.9%, 2/15/24	7,980,000	8,348,915
Enterprise Products Operating LLC, 3.75%, 2/15/25	5,473,000	5,649,652
Kinder Morgan Energy Partners LP, 6.375%, 3/01/41	2,240,000	2,502,692
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44	6,378,000	6,607,901
Kinder Morgan Energy Partners LP, 7.4%, 3/15/31	103,000	124,106
Kinder Morgan, Inc., 5.625%, 11/15/23 (n)	3,000,000	3,298,908
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.5%, 2/15/23	5,760,000	5,918,400
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/01/24	3,720,000	3,803,328
ONEOK Partners LP, 6.2%, 9/15/43	7,222,000	7,520,326
Plains All American Pipeline LP, 3.6%, 11/01/24	1,866,000	1,873,458
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	8,270,000	8,324,251
Spectra Energy Capital LLC, 8%, 10/01/19	613,000	742,662
Sunoco Logistics Partners LP, 4.25%, 4/01/24	1,108,000	1,137,817
Sunoco Logistics Partners LP, 5.35%, 5/15/45	6,508,000	6,843,800
Williams Cos., Inc., 3.7%, 1/15/23	10,087,000	9,324,433

		$111,727,047

Mortgage-Backed – 19.5%
Fannie Mae, 3%, 7/01/15 – 4/01/27	$11,122,221	$11,651,670
Fannie Mae, 4.53%, 8/01/15	91,676	92,294
Fannie Mae, 4.6%, 8/01/15 – 9/01/19	778,611	857,996
Fannie Mae, 4.78%, 8/01/15	91,591	92,248
Fannie Mae, 4.94%, 8/01/15	120,000	120,787
Fannie Mae, 4.89%, 10/01/15	58,627	59,294

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 5.443%, 11/01/15	$547,976	$552,003
Fannie Mae, 2.82%, 1/01/16	581,498	588,408
Fannie Mae, 5.08%, 2/01/16	317,392	324,250
Fannie Mae, 5.09%, 2/01/16	107,163	109,361
Fannie Mae, 5.138%, 2/01/16	2,198,850	2,226,848
Fannie Mae, 5.432%, 2/01/16	869,096	888,025
Fannie Mae, 5.733%, 7/01/16	1,370,150	1,432,566
Fannie Mae, 5.395%, 12/01/16	120,389	127,807
Fannie Mae, 4.911%, 1/01/17	21,237	21,193
Fannie Mae, 5.05%, 1/01/17	240,581	252,191
Fannie Mae, 5.28%, 3/01/17	130,493	137,525
Fannie Mae, 5.54%, 4/01/17	99,478	107,220
Fannie Mae, 5.468%, 6/01/17	693,011	741,103
Fannie Mae, 5.65%, 6/01/17	149,419	162,016
Fannie Mae, 1.18%, 9/01/17	2,374,318	2,385,566
Fannie Mae, 2.71%, 11/01/17	365,941	379,485
Fannie Mae, 5.5%, 11/01/17 – 4/01/40	25,523,274	28,813,677
Fannie Mae, 3.22%, 12/01/17	493,856	518,431
Fannie Mae, 3.359%, 12/01/17	1,145,090	1,200,647
Fannie Mae, 3.99%, 4/01/18	600,000	643,042
Fannie Mae, 3.743%, 6/01/18	2,654,161	2,830,148
Fannie Mae, 5.361%, 6/01/18	446,794	492,058
Fannie Mae, 2.578%, 9/25/18	4,500,000	4,661,978
Fannie Mae, 5.18%, 3/01/19	123,449	134,296
Fannie Mae, 5.51%, 3/01/19	185,211	209,237
Fannie Mae, 1.99%, 10/01/19	2,678,747	2,713,011
Fannie Mae, 4.45%, 10/01/19	509,840	565,147
Fannie Mae, 1.97%, 11/01/19	1,053,355	1,066,848
Fannie Mae, 2.03%, 11/01/19	1,314,779	1,334,926
Fannie Mae, 4.88%, 3/01/20	22,053	23,960
Fannie Mae, 5%, 6/01/20 – 7/01/40	17,015,578	18,916,473
Fannie Mae, 5.19%, 9/01/20	169,359	185,994
Fannie Mae, 3.416%, 10/01/20	1,591,523	1,712,345
Fannie Mae, 2.14%, 5/01/21	966,770	975,709
Fannie Mae, 3.89%, 7/01/21	1,186,799	1,302,100
Fannie Mae, 2.56%, 10/01/21	843,978	860,853
Fannie Mae, 2.64%, 11/01/21	1,273,660	1,313,218
Fannie Mae, 2.75%, 3/01/22	1,198,202	1,248,341
Fannie Mae, 6%, 8/01/22 – 3/01/39	6,066,470	6,935,290
Fannie Mae, 2.525%, 10/01/22	1,913,336	1,948,446
Fannie Mae, 2.68%, 3/01/23	1,835,222	1,884,666
Fannie Mae, 2.41%, 5/01/23	2,137,129	2,155,604
Fannie Mae, 2.55%, 5/01/23	1,097,607	1,117,538
Fannie Mae, 4.5%, 5/01/24 – 4/01/44	36,139,549	39,513,219
Fannie Mae, 4%, 3/01/25 – 4/01/41	12,582,698	13,487,273
Fannie Mae, 4.5%, 5/01/25	179,679	193,773
Fannie Mae, 3.5%, 9/01/25 – 1/01/42	6,752,727	7,155,808
Fannie Mae, 6.5%, 7/01/32 – 1/01/33	11,173	13,281
Fannie Mae, 3.5%, 4/01/43 – 9/01/43	9,636,721	10,132,393
Fannie Mae, TBA, 3%, 5/01/30	2,960,000	3,097,131
Fannie Mae, TBA, 4%, 4/01/45	86,955,000	92,973,921
Federal Home Loan Bank, 5%, 7/01/35	4,924,128	5,484,201
Federal Home Loan Bank, 3%, 5/01/43	2,411,067	2,472,095
Freddie Mac, 3.034%, 10/25/20	2,606,000	2,769,970
Freddie Mac, 3.5%, 7/01/42	5,984,236	6,284,427

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 1.655%, 11/25/16	$1,696,158	$1,714,819
Freddie Mac, 1.426%, 8/25/17	9,701,000	9,803,966
Freddie Mac, 3.882%, 11/25/17	1,936,000	2,057,327
Freddie Mac, 3.154%, 2/25/18	935,000	983,733
Freddie Mac, 5%, 7/01/18 – 4/01/40	1,530,655	1,704,064
Freddie Mac, 2.412%, 8/25/18	2,300,000	2,378,626
Freddie Mac, 2.303%, 9/25/18	8,971,000	9,247,711
Freddie Mac, 2.323%, 10/25/18	1,194,000	1,231,710
Freddie Mac, 2.22%, 12/25/18	1,200,000	1,233,692
Freddie Mac, 2.13%, 1/25/19	6,184,000	6,337,073
Freddie Mac, 2.086%, 3/25/19	7,200,000	7,361,633
Freddie Mac, 1.883%, 5/25/19	8,450,000	8,571,519
Freddie Mac, 5.5%, 6/01/19 – 1/01/38	1,041,091	1,173,359
Freddie Mac, 4.186%, 8/25/19	1,110,000	1,220,668
Freddie Mac, 1.869%, 11/25/19	6,121,000	6,187,095
Freddie Mac, 4.251%, 1/25/20	807,000	893,601
Freddie Mac, 2.757%, 5/25/20	906,518	935,807
Freddie Mac, 3.32%, 7/25/20 – 2/25/23	5,911,315	6,301,961
Freddie Mac, 2.856%, 1/25/21	5,331,000	5,617,451
Freddie Mac, 2.682%, 10/25/22	3,049,000	3,142,967
Freddie Mac, 3.3%, 4/25/23	6,099,972	6,543,001
Freddie Mac, 3.06%, 7/25/23	4,230,000	4,454,253
Freddie Mac, 3.531%, 7/25/23	2,401,000	2,612,132
Freddie Mac, 3.458%, 8/25/23	7,000,000	7,578,536
Freddie Mac, 2.67%, 12/25/24	2,784,000	2,828,319
Freddie Mac, 4%, 7/01/25 – 11/01/43	20,833,131	22,273,254
Freddie Mac, 4.5%, 7/01/25 – 6/01/41	1,287,758	1,402,535
Freddie Mac, 3.5%, 8/01/26 – 3/01/43	19,459,647	20,447,369
Freddie Mac, 6%, 8/01/34 – 7/01/38	287,637	328,720
Freddie Mac, 3%, 4/01/43 – 5/01/43	3,434,483	3,517,853
Freddie Mac, TBA, 4%, 9/01/44	39,956,758	42,678,812
Ginnie Mae, 5.5%, 5/15/33 – 1/20/42	4,514,968	5,117,438
Ginnie Mae, 6%, 1/20/36 – 1/15/39	596,650	685,255
Ginnie Mae, 4.5%, 4/15/39 – 10/20/43	39,953,557	43,713,613
Ginnie Mae, 4%, 10/20/40 – 12/20/44	9,525,984	10,215,004
Ginnie Mae, 3.5%, 11/15/40 – 7/20/43	15,314,773	16,191,039
Ginnie Mae, TBA, 3.5%, 6/01/45	12,500,000	13,091,309

		$574,428,555

Municipals – 0.7%
California Educational Facilities Authority Rev. (Stanford University), 5%, 5/01/45	$3,725,000	$5,194,326
California Educational Facilities Authority Rev. (Stanford University), 5.25%, 4/01/40	1,860,000	2,625,148
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	1,750,000	1,760,815
University of California Limited Project Rev., “J”, 4.131%, 5/15/45	2,260,000	2,308,138
University of Notre Dame Du Lac, 3.438%, 2/15/45	7,651,000	7,721,802

		$19,610,229

Issuer	Shares/Par	Value ($)

BONDS – continued
Natural Gas – Distribution – 0.0%
GNL Quintero S.A., 4.634%, 7/31/29 (n)	$764,000	$793,581

Network & Telecom – 1.0%
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 10/30/24 (n)	$5,491,000	$5,731,692
Verizon Communications, Inc., 6.55%, 9/15/43	17,376,000	22,626,315

		$28,358,007

Oil Services – 0.5%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)	$6,121,918	$4,757,955
Schlumberger Norge A.S., 1.25%, 8/01/17 (n)	8,144,000	8,151,688

		$12,909,643

Oils – 0.1%
Valero Energy Corp., 4.9%, 3/15/45	$2,309,000	$2,387,137

Other Banks & Diversified Financials – 2.5%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$2,885,000	$3,005,258
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.7%, 9/09/18 (n)	5,269,000	5,414,108
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	2,570,000	2,905,899
BPCE S.A., 4.5%, 3/15/25 (n)	5,771,000	5,854,460
Capital One Bank (USA) N.A., 3.375%, 2/15/23	10,111,000	10,240,390
Capital One Financial Corp., 6.15%, 9/01/16	1,970,000	2,098,942
Capital One Financial Corp., 3.2%, 2/05/25	3,461,000	3,432,267
Citigroup, Inc., 8.5%, 5/22/19	3,510,000	4,371,280
Citigroup, Inc., 4.875%, 5/07/15	1,000,000	1,003,511
Discover Bank, 7%, 4/15/20	7,009,000	8,320,566
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	7,880,000	10,633,114
Macquarie Group Ltd., 6%, 1/14/20 (n)	5,268,000	6,021,777
Macquarie Group Ltd., 3%, 12/03/18 (n)	1,320,000	1,356,295
Rabobank Nederland N.V., 3.95%, 11/09/22	4,408,000	4,563,170
Santander Holdings USA, Inc., 4.625%, 4/19/16	2,621,000	2,714,530
U.S. Bank NA Cincinnati, 2.8%, 1/27/25	2,136,000	2,134,274

		$74,069,841

Pharmaceuticals – 1.9%
Actavis Funding SCS, 4.85%, 6/15/44	$1,631,000	$1,732,375
Actavis Funding SCS, 4.55%, 3/15/35	2,232,000	2,326,454
Bayer U.S. Finance LLC, 3.375%, 10/08/24 (n)	2,779,000	2,892,858
Celgene Corp., 2.45%, 10/15/15	4,949,000	4,987,137
Celgene Corp., 1.9%, 8/15/17	5,062,000	5,126,485
Forest Laboratories, Inc., 4.875%, 2/15/21 (n)	21,349,000	23,536,312

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Pharmaceuticals – continued
Gilead Sciences, Inc., 4.8%, 4/01/44	$6,643,000	$7,655,340
Gilead Sciences, Inc., 2.35%, 2/01/20	817,000	839,463
Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21 (n)	2,875,000	2,918,125
VPII Escrow Corp., 6.75%, 8/15/18 (z)	3,795,000	3,998,981

		$56,013,530

Precious Metals & Minerals – 0.1%
Teck Resources Ltd., 6%, 8/15/40	$826,000	$785,902
Teck Resources Ltd., 5.4%, 2/01/43	3,323,000	2,997,336

		$3,783,238

Railroad & Shipping – 0.0%
Canadian Pacific Railway Co., 4.45%, 3/15/23	$862,000	$959,440

Real Estate – Apartment – 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/23	$2,417,000	$2,581,953

Real Estate – Healthcare – 0.2%
HCP, Inc., REIT, 3.875%, 8/15/24	$5,515,000	$5,604,360
HCP, Inc., REIT, 5.375%, 2/01/21	1,134,000	1,276,654

		$6,881,014

Real Estate – Office – 0.3%
Boston Properties LP, REIT, 3.7%, 11/15/18	$5,395,000	$5,746,927
Boston Properties LP, REIT, 3.8%, 2/01/24	3,803,000	3,999,277

		$9,746,204

Real Estate – Other – 0.0%
Liberty Property LP, REIT, 5.5%, 12/15/16	$1,013,000	$1,076,737

Real Estate – Retail – 0.5%
DDR Corp., REIT, 4.625%, 7/15/22	$2,365,000	$2,544,790
DDR Corp., REIT, 3.375%, 5/15/23	6,575,000	6,524,642
Kimco Realty Corp., REIT, 5.783%, 3/15/16	1,794,000	1,873,040
Simon Property Group, Inc., REIT, 10.35%, 4/01/19	3,213,000	4,164,691

		$15,107,163

Restaurants – 0.2%
YUM! Brands, Inc., 5.35%, 11/01/43	$6,259,000	$6,932,938

Retailers – 1.2%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$7,156,000	$7,890,957
Cencosud S.A., 5.5%, 1/20/21	3,126,000	3,267,045
Dollar General Corp., 3.25%, 4/15/23	3,635,000	3,532,337
Gap, Inc., 5.95%, 4/12/21	7,230,000	8,295,391
Home Depot, Inc., 5.95%, 4/01/41	2,318,000	3,095,218
Kohl’s Corp., 3.25%, 2/01/23	2,163,000	2,158,607
Target Corp., 3.5%, 7/01/24	6,246,000	6,631,266

		$34,870,821

Issuer	Shares/Par	Value ($)

BONDS – continued
Specialty Chemicals – 0.3%
Ecolab, Inc., 4.35%, 12/08/21	$5,300,000	$5,840,123
Mexichem S.A.B. de C.V., 6.75%, 9/19/42 (n)	3,236,000	3,502,970

		$9,343,093

Supermarkets – 0.1%
Kroger Co., 3.85%, 8/01/23	$2,248,000	$2,395,790

Telecommunications – Wireless – 1.0%
American Tower Corp., REIT, 3.5%, 1/31/23	$5,862,000	$5,810,637
American Tower Corp., REIT, 5%, 2/15/24	7,009,000	7,664,299
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	3,171,000	3,617,413
Crown Castle Towers LLC, 4.883%, 8/15/20 (n)	2,400,000	2,635,236
MTS International Funding Ltd., 5%, 5/30/23 (n)	4,798,000	4,044,714
SBA Tower Trust, 2.898%, 10/15/19 (n)	4,229,000	4,280,399

		$28,052,698

Tobacco – 0.5%
Altria Group, Inc., 2.95%, 5/02/23	$2,030,000	$2,021,413
Lorillard Tobacco Co., 8.125%, 6/23/19	3,344,000	4,089,745
Reynolds American, Inc., 6.75%, 6/15/17	7,300,000	8,100,832

		$14,211,990

Transportation – Services – 0.4%
ERAC USA Finance Co., 7%, 10/15/37 (n)	$2,690,000	$3,627,368
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)	1,612,000	1,679,032
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	7,160,000	6,676,700

		$11,983,100

U.S. Government Agencies and Equivalents – 2.3%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	$980,000	$1,004,457
Small Business Administration, 4.43%, 5/01/29	749,612	825,004
Small Business Administration, 3.25%, 11/01/30	675,065	704,051
Small Business Administration, 2.85%, 9/01/31	1,448,011	1,491,072
Small Business Administration, 2.37%, 8/01/32	1,214,876	1,210,331
Small Business Administration, 3.21%, 9/01/30	6,942,800	7,230,738
Small Business Administration, 2.13%, 1/01/33	4,405,650	4,332,630
Small Business Administration, 2.21%, 2/01/33	1,104,868	1,092,652
Small Business Administration, 2.22%, 3/01/33	4,037,594	3,996,295

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 2.08%, 4/01/33	$6,264,011	$6,168,120
Small Business Administration, 2.45%, 6/01/33	7,500,864	7,544,355
Small Business Administration, 3.15%, 7/01/33	10,042,143	10,496,992
Small Business Administration, 3.16%, 8/01/33	10,124,248	10,585,316
Small Business Administration, 3.62%, 9/01/33	9,344,628	10,031,009
Small Business Administration, 4.93%, 1/01/24	30,202	32,559
Small Business Administration, 4.34%, 3/01/24	44,577	47,030
Small Business Administration, 4.99%, 9/01/24	32,634	35,457
Small Business Administration, 4.86%, 1/01/25	80,680	87,247
Small Business Administration, 4.625%, 2/01/25	82,273	87,793
Small Business Administration, 5.11%, 4/01/25	67,465	73,423

		$67,076,531

U.S. Treasury Obligations – 19.8%
U.S. Treasury Bonds, 3.375%, 11/15/19	$1,800,000	$1,965,515
U.S. Treasury Bonds, 4.5%, 2/15/36	12,590,000	17,150,929
U.S. Treasury Bonds, 4.75%, 2/15/37	10,443,000	14,695,264
U.S. Treasury Bonds, 4.375%, 2/15/38	17,377,000	23,274,319
U.S. Treasury Bonds, 4.5%, 8/15/39	46,026,600	63,002,499
U.S. Treasury Bonds, 3.125%, 11/15/41	500,000	558,906
U.S. Treasury Bonds, 3.125%, 2/15/42	1,300,000	1,453,156
U.S. Treasury Notes, 2.125%, 5/31/15 (f)	12,232,000	12,270,225
U.S. Treasury Notes, 0.375%, 11/15/15	5,600,000	5,605,690
U.S. Treasury Notes, 0.375%, 2/15/16	92,025,000	92,118,497
U.S. Treasury Notes, 0.875%, 12/31/16	16,433,000	16,544,695
U.S. Treasury Notes, 0.75%, 6/30/17	254,830,000	255,347,560
U.S. Treasury Notes, 2.875%, 3/31/18	2,000,000	2,116,718
U.S. Treasury Notes, 2.625%, 4/30/18	1,600,000	1,682,875
U.S. Treasury Notes, 1.5%, 8/31/18	13,955,000	14,169,781
U.S. Treasury Notes, 1%, 6/30/19	49,082,000	48,583,523
U.S. Treasury Notes, 1%, 8/31/19	5,600,000	5,529,563
U.S. Treasury Notes, 3.625%, 2/15/20	4,200,000	4,653,797
U.S. Treasury Notes, TIPS, 2%, 1/15/16	1,448,325	1,485,325

		$582,208,837

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – 2.9%
Berkshire Hathaway Energy Co., 5.15%, 11/15/43	$6,436,000	$7,667,522
CMS Energy Corp., 6.25%, 2/01/20	1,925,000	2,274,361
CMS Energy Corp., 5.05%, 3/15/22	5,272,000	6,030,077
Constellation Energy Group, Inc., 5.15%, 12/01/20	2,487,000	2,809,246
Dominion Resources, Inc., 3.625%, 12/01/24	8,424,000	8,790,806
Duke Energy Corp., 3.75%, 4/15/24	2,859,000	3,060,308
EDP Finance B.V., 5.25%, 1/14/21 (n)	3,848,000	4,171,001
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	5,095,000	5,279,908
Enel Finance International S.A., 6%, 10/07/39 (n)	3,700,000	4,491,704
Enel Finance International S.A., 6.25%, 9/15/17 (n)	3,623,000	4,032,269
Exelon Corp., 4.9%, 6/15/15	5,842,000	5,888,058
Exelon Generation Co. LLC, 4.25%, 6/15/22	6,123,000	6,460,634
Florida Power & Light Co., 4.05%, 10/01/44	4,535,000	4,922,679
Pacific Gas & Electric Co., 3.25%, 6/15/23	2,431,000	2,512,463
PPL Capital Funding, Inc., 5%, 3/15/44	3,429,000	4,054,293
PPL Corp., 3.5%, 12/01/22	1,050,000	1,094,456
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)	8,842,000	10,176,488
Waterford 3 Funding Corp., 8.09%, 1/02/17	32,502	32,504

		$83,748,777

Total Bonds		$3,019,567,315

MONEY MARKET FUNDS – 2.3%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	67,546,049	$67,546,049
Total Investments		$3,087,113,364

OTHER ASSETS, LESS LIABILITIES – (4.8)%		(142,746,644)

Net Assets – 100.0%		$2,944,366,720

(d)	In default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $438,586,163 representing 14.9% of net assets.

(q)	Interest received was less than stated coupon rate.

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
AIA Group Ltd., 3.2%, 3/11/25	3/04/15	$2,247,156	$2,269,798
APT Pipelines Ltd., 5%, 3/23/35	3/16/15	3,982,493	4,003,264
Babson Ltd., CLO, FRN, 1.356%, 4/20/25	3/12/14	7,203,622	7,207,373
Bayview Commercial Asset Trust, FRN, 0%, 4/25/36	2/28/06	25,882	398
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36	5/16/06	16,609	0
Bayview Commercial Asset Trust, FRN, 0%, 10/25/36	9/11/06	53,168	0
Bayview Commercial Asset Trust, FRN, 0%, 12/25/36	10/25/06	32,941	0
Bayview Commercial Asset Trust, FRN, 0%, 3/25/37	1/26/07	11,712	0
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.777%, 12/28/40	3/01/06	142,214	85,696
Commercial Mortgage Asset Trust, FRN, 0.471%, 1/17/32	4/09/12	2,435	2,223
Credit Suisse Group Fund Guernsey Ltd., 3.75%, 3/26/25	3/23/15	3,346,959	3,394,233
Dryden Senior Loan Fund, CLO, “A”, FRN, 1.61%, 1/15/25	9/19/14	7,539,393	7,507,979
Falcon Franchise Loan LLC, FRN, 21%, 1/05/25	1/29/03	918	2,907
First Union National Bank Commercial Mortgage Trust, FRN, 1.2%, 1/12/43	4/09/12	3	118
Flatiron CLO Ltd. 2013-1A, “A1”, FRN, 1.656%, 1/17/26	7/24/14-9/09/14	8,317,815	8,292,210
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.575%, 4/10/28	3/25/14	7,424,000	7,414,817
Hyundai Capital America, 2.6%, 3/19/20	3/16/15	2,792,258	2,835,744
J.M. Smucker Co., 3%, 3/15/22	3/12/15	1,100,126	1,121,590
J.M. Smucker Co., 4.25%, 3/15/35	3/12/15	1,621,934	1,686,196
Metropolitan Life Global Funding I, 1.7%, 6/29/15	10/25/12-10/26/12	5,305,685	5,311,415
Motor PLC, 2015-1A, “A1” , FRN, 0.804%, 6/25/22	2/20/15	4,620,000	4,624,657
Preferred Term Securities XIX Ltd., CDO, FRN, 0.62%, 12/22/35	3/28/11	227,765	235,348
SES S.A., 5.3%, 4/04/43	1/08/14	3,179,197	3,692,907
VPII Escrow Corp., 6.75%, 8/15/18	6/27/13	3,795,000	3,998,981
Total Restricted Securities			$63,687,854
% of Net assets			2.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 3/31/15

Futures Contracts at 3/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	385	$49,628,906	June - 2015	$(308,086)
U.S. Treasury Bond 30 yr (Short)	USD	190	31,136,250	June - 2015	(359,254)

					$(667,340)

Cleared Swap Agreements at 3/31/15

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Index Swap Agreements
12/20/19	USD	29,250,000	JPMorgan Chase Bank N.A.(a)	(1)	1.00% (fixed rate)	$401,178

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the Markit CDX North America Investment Grade Index.

(a)	Net unamortized premiums paid by the fund amounted to $589,760.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

At March 31, 2015, the fund had liquid securities with an aggregate value of $1,217,800 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and swap agreements.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$649,285,368	$—	$649,285,368
Non-U.S. Sovereign Debt	—	27,676,224	—	27,676,224
Municipal Bonds	—	19,610,229	—	19,610,229
U.S. Corporate Bonds	—	1,111,396,785	—	1,111,396,785
Residential Mortgage-Backed Securities	—	580,596,286	—	580,596,286
Commercial Mortgage-Backed Securities	—	244,741,557	—	244,741,557
Asset-Backed Securities (including CDOs)	—	137,582,955	—	137,582,955
Foreign Bonds	—	248,677,911	—	248,677,911
Mutual Funds	67,546,049	—	—	67,546,049
Total Investments	$67,546,049	$3,019,567,315	$—	$3,087,113,364

Other Financial Instruments
Futures Contracts	$(667,340)	$—	$—	$(667,340)
Swap Agreements	—	401,178	—	401,178

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,019,386,279
Gross unrealized appreciation	92,572,148
Gross unrealized depreciation	(24,845,063)
Net unrealized appreciation (depreciation)	$67,727,085

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	203,174,023	102,661,340	(238,289,314)	67,546,049

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$30,464	$67,546,049

(3) Subsequent Event

Effective April 30, 2015, the fund changed its name from MFS Research Bond Series to MFS Total Return Bond Series.

QUARTERLY REPORT

March 31, 2015

MFS® RESEARCH SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Aerospace – 3.3%
Honeywell International, Inc.	65,956	$6,879,867
Northrop Grumman Corp.	35,282	5,678,991
Rockwell Collins, Inc.	34,834	3,363,223
United Technologies Corp.	68,363	8,012,144

		$23,934,225

Alcoholic Beverages – 0.9%
Constellation Brands, Inc., “A” (a)	37,275	$4,331,728
Molson Coors Brewing Co.	27,189	2,024,221

		$6,355,949

Apparel Manufacturers – 1.2%
Global Brands Group Holding Ltd. (a)	4,894,000	$956,619
Hanesbrands, Inc.	121,469	4,070,426
PVH Corp.	29,780	3,173,357

		$8,200,402

Automotive – 1.1%
Delphi Automotive PLC	64,022	$5,105,114
Harley-Davidson, Inc.	49,266	2,992,417

		$8,097,531

Biotechnology – 2.1%
Alexion Pharmaceuticals, Inc. (a)	36,006	$6,239,840
Biogen Idec, Inc. (a)	20,321	8,580,339

		$14,820,179

Broadcasting – 2.5%
Nielsen Holdings B.V.	79,313	$3,534,980
Time Warner, Inc.	77,936	6,580,916
Twenty-First Century Fox, Inc.	222,356	7,524,527

		$17,640,423

Brokerage & Asset Managers – 2.6%
BlackRock, Inc.	15,915	$5,822,344
Evercore Partners, Inc.	77,838	4,021,111
Franklin Resources, Inc.	95,330	4,892,336
NASDAQ OMX Group, Inc.	80,868	4,119,416

		$18,855,207

Business Services – 2.8%
Accenture PLC, “A”	54,817	$5,135,805
Equifax, Inc.	22,166	2,061,438
Fidelity National Information Services, Inc.	63,874	4,347,264
FleetCor Technologies, Inc. (a)	20,038	3,024,135
Gartner, Inc. (a)	40,270	3,376,640
Global Payments, Inc.	24,741	2,268,255

		$20,213,537

Cable TV – 1.9%
Charter Communications, Inc., “A” (a)	28,762	$5,554,230
Comcast Corp., “Special A”	77,577	4,349,355
Time Warner Cable, Inc.	26,259	3,935,699

		$13,839,284

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – 0.9%
E.I. du Pont de Nemours & Co.	76,143	$5,441,940
LyondellBasell Industries N.V., “A”	13,562	1,190,744

		$6,632,684

Computer Software – 2.9%
Adobe Systems, Inc. (a)	48,540	$3,589,048
Oracle Corp.	181,315	7,823,742
Qlik Technologies, Inc. (a)	78,249	2,435,891
Salesforce.com, Inc. (a)	98,876	6,605,906

		$20,454,587

Computer Software – Systems – 5.8%
Apple, Inc. (s)	197,189	$24,536,227
EMC Corp.	325,809	8,327,678
Hewlett-Packard Co.	212,039	6,607,135
NCR Corp. (a)	57,604	1,699,894

		$41,170,934

Construction – 0.8%
Sherwin-Williams Co.	20,296	$5,774,212

Consumer Products – 2.3%
Colgate-Palmolive Co.	80,897	$5,609,398
Estee Lauder Cos., Inc., “A”	43,948	3,654,716
Newell Rubbermaid, Inc.	125,776	4,914,068
Sensient Technologies Corp.	34,427	2,371,332

		$16,549,514

Consumer Services – 0.6%
Priceline Group, Inc. (a)	3,840	$4,470,336

Containers – 0.7%
Crown Holdings, Inc. (a)	97,059	$5,243,127

Electrical Equipment – 2.8%
Danaher Corp.	177,014	$15,028,489
W.W. Grainger, Inc.	22,418	5,286,389

		$20,314,878

Electronics – 1.6%
Altera Corp.	59,986	$2,573,999
Mellanox Technologies Ltd. (a)	48,365	2,192,869
Microchip Technology, Inc.	70,040	3,424,956
NXP Semiconductors N.V. (a)	35,413	3,554,049

		$11,745,873

Energy – Independent – 4.7%
Anadarko Petroleum Corp.	66,120	$5,475,397
Cabot Oil & Gas Corp.	112,753	3,329,596
EOG Resources, Inc.	85,670	7,855,082
EQT Corp.	30,687	2,543,032
Marathon Petroleum Corp.	40,116	4,107,477
Memorial Resource Development Corp. (a)	192,084	3,407,570
Noble Energy, Inc.	64,962	3,176,642
Pioneer Natural Resources Co.	22,871	3,739,637

		$33,634,433

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Integrated – 1.8%
Exxon Mobil Corp. (s)	150,073	$12,756,205

Food & Beverages – 2.6%
Coca-Cola Co.	210,189	$8,523,164
General Mills, Inc.	73,725	4,172,835
Mondelez International, Inc.	166,165	5,996,895

		$18,692,894

Food & Drug Stores – 0.9%
CVS Health Corp.	62,936	$6,495,625

Gaming & Lodging – 0.3%
Wynn Resorts Ltd.	19,011	$2,393,105

General Merchandise – 1.9%
Dollar Tree, Inc. (a)	55,577	$4,509,796
Kohl’s Corp.	58,110	4,547,108
Target Corp.	56,474	4,634,821

		$13,691,725

Health Maintenance Organizations – 1.2%
UnitedHealth Group, Inc.	75,290	$8,906,054

Insurance – 2.2%
ACE Ltd.	42,065	$4,689,827
American International Group, Inc.	101,351	5,553,021
MetLife, Inc.	111,502	5,636,426

		$15,879,274

Internet – 4.6%
Facebook, Inc., “A” (a)	99,099	$8,147,424
Google, Inc., “A” (a)	22,420	12,436,374
Google, Inc., “C” (a)	13,092	7,174,416
LinkedIn Corp., “A” (a)	16,503	4,123,440
Yelp, Inc. (a)	15,383	728,385

		$32,610,039

Machinery & Tools – 1.8%
Eaton Corp. PLC	42,065	$2,857,896
Roper Industries, Inc.	59,271	10,194,612

		$13,052,508

Major Banks – 5.7%
Goldman Sachs Group, Inc.	29,423	$5,530,641
JPMorgan Chase & Co. (s)	251,700	15,247,986
PNC Financial Services Group, Inc.	37,689	3,514,122
State Street Corp.	51,687	3,800,545
Wells Fargo & Co.	234,083	12,734,115

		$40,827,409

Medical & Health Technology & Services – 0.8%
McKesson Corp.	24,301	$5,496,886

Medical Equipment – 4.5%
Abbott Laboratories	153,022	$7,089,509
DENTSPLY International, Inc.	51,263	2,608,774
Medtronic PLC	103,123	8,042,563
Stryker Corp.	71,053	6,554,639
Thermo Fisher Scientific, Inc.	56,356	7,570,865

		$31,866,350

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Natural Gas – Distribution – 0.5%
Sempra Energy	31,926	$3,480,573

Natural Gas – Pipeline – 0.6%
Williams Cos., Inc.	77,692	$3,930,438

Network & Telecom – 0.8%
Cisco Systems, Inc.	216,856	$5,968,961

Oil Services – 0.9%
Halliburton Co.	52,306	$2,295,187
Schlumberger Ltd.	51,019	4,257,025

		$6,552,212

Other Banks & Diversified Financials – 5.1%
American Express Co.	95,148	$7,432,962
BB&T Corp.	99,844	3,892,918
Discover Financial Services	63,651	3,586,734
MasterCard, Inc., “A”	40,440	3,493,612
PrivateBancorp, Inc.	107,894	3,794,632
Visa, Inc., “A”	223,952	14,648,700

		$36,849,558

Pharmaceuticals – 6.6%
Actavis PLC (a)	39,585	$11,781,288
Bristol-Myers Squibb Co.	117,057	7,550,177
Eli Lilly & Co.	105,560	7,668,934
Endo International PLC (a)	52,215	4,683,686
Merck & Co., Inc.	164,488	9,454,770
Valeant Pharmaceuticals International, Inc. (a)	32,428	6,440,849

		$47,579,704

Railroad & Shipping – 1.7%
Canadian Pacific Railway Ltd.	17,626	$3,220,270
Union Pacific Corp.	81,931	8,873,947

		$12,094,217

Real Estate – 0.6%
Plum Creek Timber Co. Inc., REIT	92,073	$4,000,572

Restaurants – 1.4%
McDonald’s Corp.	30,294	$2,951,847
YUM! Brands, Inc.	88,589	6,973,726

		$9,925,573

Specialty Chemicals – 1.0%
Albemarle Corp.	53,870	$2,846,491
Axalta Coating Systems Ltd. (a)	24,985	690,086
W.R. Grace & Co. (a)	36,873	3,645,634

		$7,182,211

Specialty Stores – 4.5%
Amazon.com, Inc. (a)	11,391	$4,238,591
American Eagle Outfitters, Inc.	105,442	1,800,949
AutoZone, Inc. (a)	8,494	5,794,267
Bed Bath & Beyond, Inc. (a)	49,829	3,825,621
Burlington Stores, Inc. (a)	52,515	3,120,441
L Brands, Inc.	26,912	2,537,532
Ross Stores, Inc.	35,785	3,770,308
Sally Beauty Holdings, Inc. (a)	79,553	2,734,237

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – continued
Urban Outfitters, Inc. (a)	99,792	$4,555,505

		$32,377,451

Telecommunications – Wireless – 1.0%
American Tower Corp., REIT	51,968	$4,892,787
SBA Communications Corp. (a)	21,507	2,518,470

		$7,411,257

Telephone Services – 1.0%
RigNet, Inc. (a)	51,163	$1,462,750
Verizon Communications, Inc.	112,346	5,463,386

		$6,926,136

Tobacco – 1.4%
Philip Morris International, Inc.	89,453	$6,738,494
Reynolds American, Inc.	49,024	3,378,244

		$10,116,738

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – 2.4%
American Electric Power Co., Inc.	64,073	$3,604,106
CMS Energy Corp.	149,430	5,216,601
Eversource Energy	89,867	4,540,081
NRG Energy, Inc.	136,568	3,440,148

		$16,800,936

Total Common Stocks		$711,811,926

MONEY MARKET FUNDS – 0.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	4,162,391	$4,162,391

Total Investments		$715,974,317

OTHER ASSETS, LESS LIABILITIES – 0.1%		389,032

Net Assets – 100.0%		$716,363,349

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2015, the fund had no short sales outstanding.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At March 31, 2015, the fund had cash collateral of $15,690 and other liquid securities with an aggregate value of $572,097 to cover any commitments for securities sold short. At March 31, 2015, the fund had no short sales outstanding.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$697,640,138	$ —	$—	$697,640,138
Canada	9,661,120	—	—	9,661,120
Netherlands	3,554,049	—	—	3,554,049
Hong Kong	—	956,619	—	956,619
Mutual Funds	4,162,391	—	—	4,162,391
Total Investments	$715,017,698	$956,619	$—	$715,974,317

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$537,196,019
Gross unrealized appreciation	183,239,476
Gross unrealized depreciation	(4,461,178)
Net unrealized appreciation (depreciation)	$178,778,298

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,802,369	29,847,226	(28,487,204)	4,162,391

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,073	$4,162,391

5

QUARTERLY REPORT

March 31, 2015

MFS® TOTAL RETURN SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 60.4%
Aerospace – 3.1%
General Dynamics Corp.	41,363	$5,614,190
Honeywell International, Inc.	243,391	25,388,115
Lockheed Martin Corp.	125,181	25,406,736
Northrop Grumman Corp.	72,976	11,746,217
United Technologies Corp.	214,341	25,120,765

		$93,276,023

Airlines – 0.1%
Copa Holdings S.A., “A”	19,207	$1,939,331

Alcoholic Beverages – 0.4%
Diageo PLC	435,569	$12,014,658

Automotive – 1.5%
Delphi Automotive PLC	130,297	$10,389,883
General Motors Co.	117,843	4,419,113
Johnson Controls, Inc.	265,683	13,401,051
Kia Motors Corp.	91,347	3,710,812
LKQ Corp. (a)	86,427	2,209,074
Magna International, Inc.	193,072	10,321,665

		$44,451,598

Broadcasting – 1.6%
Omnicom Group, Inc.	137,910	$10,754,222
Time Warner, Inc.	173,451	14,646,202
Twenty-First Century Fox, Inc.	134,619	4,555,507
Viacom, Inc., “B”	55,249	3,773,507
Walt Disney Co.	138,700	14,548,243

		$48,277,681

Brokerage & Asset Managers – 0.9%
BlackRock, Inc.	30,607	$11,197,265
Franklin Resources, Inc.	224,781	11,535,761
NASDAQ OMX Group, Inc.	94,735	4,825,801

		$27,558,827

Business Services – 1.1%
Accenture PLC, “A”	253,852	$23,783,394
Equifax, Inc.	15,577	1,448,661
Fidelity National Information Services, Inc.	48,915	3,329,155
Fiserv, Inc. (a)	59,639	4,735,337

		$33,296,547

Cable TV – 1.4%
Comcast Corp., “Special A”	511,444	$28,674,108
Time Warner Cable, Inc.	90,859	13,617,947

		$42,292,055

Chemicals – 2.1%
3M Co.	133,889	$22,084,991
Celanese Corp.	61,808	3,452,595
E.I. du Pont de Nemours & Co.	61,691	4,409,056
LyondellBasell Industries N.V., “A”	162,586	14,275,051
PPG Industries, Inc.	82,205	18,540,516

		$62,762,209

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – 1.0%
Aspen Technology, Inc. (a)	64,397	$2,478,641
CA, Inc.	118,976	3,879,807
Microsoft Corp.	207,634	8,441,360
Oracle Corp.	275,738	11,898,095
Symantec Corp.	189,698	4,432,294

		$31,130,197

Computer Software – Systems – 1.1%
Apple, Inc.	64,338	$8,005,577
EMC Corp.	109,654	2,802,756
Hewlett-Packard Co.	124,168	3,869,075
International Business Machines Corp.	100,259	16,091,570
Sabre Corp.	141,222	3,431,695

		$34,200,673

Construction – 0.2%
Stanley Black & Decker, Inc.	56,579	$5,395,373

Consumer Products – 0.7%
Newell Rubbermaid, Inc.	27,234	$1,064,032
Procter & Gamble Co.	191,756	15,712,487
Reckitt Benckiser Group PLC	40,064	3,433,651

		$20,210,170

Containers – 0.1%
Crown Holdings, Inc. (a)	59,492	$3,213,758

Electrical Equipment – 1.5%
Danaher Corp.	280,647	$23,826,930
Pentair PLC	82,761	5,204,839
Siemens AG	48,438	5,244,756
Tyco International PLC	253,051	10,896,376

		$45,172,901

Electronics – 1.8%
Broadcom Corp., “A”	326,180	$14,121,963
Hoya Corp.	94,500	3,790,774
Intel Corp.	113,907	3,561,872
Microchip Technology, Inc.	295,897	14,469,363
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	199,260	4,678,625
Texas Instruments, Inc.	209,591	11,985,461

		$52,608,058

Energy – Independent – 1.7%
Anadarko Petroleum Corp.	86,599	$7,171,263
Canadian Natural Resources Ltd.	76,071	2,336,140
EOG Resources, Inc.	85,955	7,881,214
EQT Corp.	47,430	3,930,524
Marathon Petroleum Corp.	47,365	4,849,702
Noble Energy, Inc.	129,965	6,355,289
Occidental Petroleum Corp.	123,137	8,989,001
Valero Energy Corp.	153,554	9,769,105

		$51,282,238

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Integrated – 2.0%
Chevron Corp.	196,482	$20,626,680
Exxon Mobil Corp.	340,632	28,953,720
Petroleo Brasileiro S.A., ADR	429,274	2,614,279
Royal Dutch Shell PLC, “A”	233,226	6,931,208

		$59,125,887

Food & Beverages – 1.9%
Archer Daniels Midland Co.	8,555	$405,507
Coca-Cola Co.	86,824	3,520,713
Danone S.A.	110,411	7,434,213
Dr Pepper Snapple Group, Inc.	15,071	1,182,772
General Mills, Inc.	343,553	19,445,100
Ingredion, Inc.	33,268	2,588,916
Kellogg Co.	26,624	1,755,853
Mondelez International, Inc.	95,694	3,453,596
Nestle S.A.	212,618	16,059,026

		$55,845,696

Food & Drug Stores – 1.7%
CVS Health Corp.	351,962	$36,325,998
Kroger Co.	182,309	13,975,808

		$50,301,806

Gaming & Lodging – 0.1%
Hilton Worldwide Holdings, Inc. (a)	93,907	$2,781,525

General Merchandise – 1.7%
Kohl’s Corp.	306,575	$23,989,494
Target Corp.	323,958	26,587,233

		$50,576,727

Health Maintenance Organizations – 0.3%
Cigna Corp.	39,998	$5,177,341
Health Net, Inc. (a)	48,968	2,962,074

		$8,139,415

Insurance – 4.0%
ACE Ltd.	158,325	$17,651,654
American International Group, Inc.	45,552	2,495,794
Aon PLC	127,824	12,286,443
Chubb Corp.	45,127	4,562,340
Delta Lloyd N.V.	256,761	4,827,715
Everest Re Group Ltd.	8,856	1,540,944
MetLife, Inc.	565,434	28,582,689
Prudential Financial, Inc.	145,641	11,696,429
Suncorp-Metway Ltd.	414,744	4,255,335
Travelers Cos., Inc.	155,523	16,816,702
Validus Holdings Ltd.	188,815	7,949,112
Zurich Insurance Group AG	23,366	7,917,703

		$120,582,860

Internet – 0.7%
Facebook, Inc., “A “ (a)	221,003	$18,169,762
Google, Inc., “A” (a)	7,370	4,088,139

		$22,257,901

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Leisure & Toys – 0.3%
Electronic Arts, Inc. (a)	38,444	$2,261,084
Hasbro, Inc.	96,418	6,097,474
Mattel, Inc.	23,073	527,218

		$8,885,776

Machinery & Tools – 1.1%
Allison Transmission Holdings, Inc.	96,344	$3,077,227
Caterpillar, Inc.	23,099	1,848,613
Cummins, Inc.	51,052	7,077,849
Eaton Corp. PLC	138,392	9,402,352
Illinois Tool Works, Inc.	110,558	10,739,604

		$32,145,645

Major Banks – 6.8%
Bank of America Corp.	469,212	$7,221,173
Bank of New York Mellon Corp.	417,847	16,814,163
BOC Hong Kong Holdings Ltd.	586,500	2,091,765
Goldman Sachs Group, Inc.	111,614	20,980,084
HSBC Holdings PLC	334,153	2,845,218
JPMorgan Chase & Co.	1,166,736	70,680,867
Morgan Stanley	151,309	5,400,218
PNC Financial Services Group, Inc.	90,465	8,434,957
State Street Corp.	169,092	12,433,335
Sumitomo Mitsui Financial Group, Inc.	157,000	6,016,126
Wells Fargo & Co.	940,161	51,144,758

		$204,062,664

Medical & Health Technology & Services – 0.5%
AmerisourceBergen Corp.	27,657	$3,143,771
Express Scripts Holding Co. (a)	130,290	11,305,263

		$14,449,034

Medical Equipment – 2.2%
Abbott Laboratories	359,037	$16,634,184
Medtronic PLC	259,135	20,209,939
St. Jude Medical, Inc.	153,404	10,032,622
Thermo Fisher Scientific, Inc.	135,274	18,172,709

		$65,049,454

Metals & Mining – 0.3%
Rio Tinto Ltd.	134,393	$5,490,228
Vale S.A., ADR	365,627	2,065,793

		$7,556,021

Natural Gas – Distribution – 0.2%
GDF SUEZ	253,651	$5,019,749

Natural Gas – Pipeline – 0.2%
Williams Cos., Inc.	140,715	$7,118,772

Network & Telecom – 0.3%
Cisco Systems, Inc.	294,539	$8,107,186

Oil Services – 0.5%
Baker Hughes, Inc.	18,946	$1,204,587
Ensco PLC, “A”	313,082	6,596,638
Schlumberger Ltd.	75,907	6,333,680

		$14,134,905

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 1.7%
American Express Co.	120,168	$9,387,524
BB&T Corp.	132,370	5,161,106
Citigroup, Inc.	102,040	5,257,101
Discover Financial Services	123,030	6,932,741
SunTrust Banks, Inc.	67,174	2,760,180
U.S. Bancorp	264,467	11,549,274
Visa, Inc., “A”	138,692	9,071,844

		$50,119,770

Pharmaceuticals – 5.3%
Actavis PLC (a)	21,706	$6,460,140
Bayer AG	27,762	4,171,387
Bristol-Myers Squibb Co.	324,506	20,930,637
Eli Lilly & Co.	265,330	19,276,225
Indivior PLC (a)	40,064	112,919
Johnson & Johnson	416,434	41,893,260
Merck & Co., Inc.	571,264	32,836,255
Novartis AG	20,855	2,063,396
Pfizer, Inc.	720,736	25,074,405
Roche Holding AG	5,984	1,650,865
Valeant Pharmaceuticals International, Inc. (a)	19,492	3,871,501

		$158,340,990

Printing & Publishing – 0.1%
McGraw-Hill Cos., Inc.	29,484	$3,048,646
Time, Inc.	6,694	150,213

		$3,198,859

Railroad & Shipping – 0.2%
Canadian National Railway Co.	53,739	$3,593,527
Union Pacific Corp.	31,002	3,357,827

		$6,951,354

Real Estate – 0.5%
Iron Mountain, Inc., REIT	89,486	$3,264,449
Medical Properties Trust, Inc., REIT	221,973	3,271,882
Starwood Property Trust, Inc., REIT	128,510	3,122,793
WP GLIMCHER, Inc., REIT	297,795	4,952,331

		$14,611,455

Restaurants – 0.4%
McDonald’s Corp.	78,634	$7,662,097
YUM! Brands, Inc.	68,670	5,405,702

		$13,067,799

Specialty Chemicals – 0.4%
Axalta Coating Systems Ltd. (a)	116,952	$3,230,214
Marine Harvest	449,538	5,164,634
Praxair, Inc.	21,989	2,654,952

		$11,049,800

Specialty Stores – 0.6%
Advance Auto Parts, Inc.	20,298	$3,038,408
Bed Bath & Beyond, Inc. (a)	21,683	1,664,712
Best Buy Co., Inc.	165,491	6,253,905
L Brands, Inc.	65,536	6,179,389

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – continued
Staples, Inc.	124,486	$2,027,255

		$19,163,669

Telecommunications – Wireless – 0.1%
Vodafone Group PLC	988,414	$3,232,267

Telephone Services – 1.7%
AT&T, Inc.	137,585	$4,492,150
CenturyLink, Inc.	131,094	4,529,298
Frontier Communications Corp.	1,386,639	9,775,805
TDC A.S.	482,692	3,459,386
Telefonica Brasil S.A., ADR	123,923	1,894,783
Verizon Communications, Inc.	497,460	24,191,480
Windstream Holdings, Inc.	182,805	1,352,757

		$49,695,659

Tobacco – 2.6%
Altria Group, Inc.	243,645	$12,187,123
Imperial Tobacco Group PLC	27,952	1,227,055
Japan Tobacco, Inc.	266,600	8,423,470
Lorillard, Inc.	227,423	14,862,093
Philip Morris International, Inc.	552,390	41,611,539

		$78,311,280

Trucking – 0.4%
United Parcel Service, Inc., “B”	127,489	$12,358,784

Utilities – Electric Power – 1.3%
American Electric Power Co., Inc.	139,241	$7,832,306
Duke Energy Corp.	86,743	6,660,128
Edison International	33,287	2,079,439
NRG Energy, Inc.	121,449	3,059,300
PG&E Corp.	86,427	4,586,681
PPL Corp.	343,227	11,553,021
Public Service Enterprise Group, Inc.	85,248	3,573,596

		$39,344,471

Total Common Stocks		$1,804,669,477

BONDS – 38.3%
Agency – Other – 0.1%
Financing Corp., 9.65%, 11/02/18	$1,275,000	$1,649,744

Asset-Backed & Securitized – 2.5%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.777%, 12/28/40 (z)	$2,906,278	$1,751,279
BlackRock Capital Finance LP, 7.75%, 9/25/26 (z)	81,745	4,317
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.554%, 1/30/25 (z)	2,547,000	2,517,755
Citigroup Commercial Mortgage Trust, FRN, 5.702%, 12/10/49	3,050,000	3,299,466
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	4,261,918	4,486,934
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 9/15/40	5,852,223	6,285,100
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.353%, 7/15/25 (z)	3,273,000	3,230,742

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (n)	$1,735,000	$1,767,162
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/26 (n)	1,465,000	1,492,378
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 10/25/36	1,152,334	1,128,458
Goldman Sachs Mortgage Securities Corp., FRN, 5.795%, 8/10/45	9,097,008	9,823,913
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39	5,978,000	6,304,722
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.406%, 4/25/25 (z)	2,971,000	2,932,748
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 7/15/42	4,257,000	4,263,347
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 5/12/45	1,097,863	1,138,080
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.937%, 2/15/51	420,918	421,491
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.775%, 6/15/49	777,548	831,431
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 9/12/37	2,548,000	2,571,704
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 4/15/43	4,792,997	4,898,640
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.837%, 6/12/50	240,531	240,877
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.735%, 6/12/50	7,062,966	7,616,469
Morgan Stanley Capital I, Inc., FRN, 0.576%, 11/15/30 (i)(n)	4,148,439	90,473
Race Point CLO Ltd., “A1A”, FRN, 0.454%, 8/01/21 (n)	1,633,496	1,627,290
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 12/25/35	2,468,825	2,002,553
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.96%, 2/15/51	767,378	818,499
Wachovia Bank Commercial Mortgage Trust, FRN, 5.71%, 6/15/49	4,011,472	4,289,800

		$75,835,628

Automotive – 0.3%
Toyota Motor Credit Corp., 3.2%, 6/17/15	$2,200,000	$2,213,385
Toyota Motor Credit Corp., 3.4%, 9/15/21	3,170,000	3,370,991
Volkswagen International Finance N.V., 2.375%, 3/22/17 (n)	3,032,000	3,102,039

		$8,686,415

Broadcasting – 0.3%
Discovery Communications, Inc., 4.875%, 4/01/43	$2,180,000	$2,277,919
Grupo Televisa S.A.B., 5%, 5/13/45	1,122,000	1,167,835

Issuer	Shares/Par	Value ($)

BONDS – continued
Broadcasting – continued
News America, Inc., 8.5%, 2/23/25	$2,839,000	$3,872,234

		$7,317,988

Cable TV – 0.3%
Comcast Corp., 2.85%, 1/15/23	$3,520,000	$3,579,213
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	2,855,000	4,187,017

		$7,766,230

Computer Software – Systems – 0.0%
Apple, Inc., 3.85%, 5/04/43	$1,303,000	$1,323,578

Conglomerates – 0.1%
ABB Finance (USA), Inc., 2.875%, 5/08/22	$1,096,000	$1,118,293
General Electric Co., 2.7%, 10/09/22	2,780,000	2,827,546

		$3,945,839

Consumer Products – 0.1%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	$3,463,000	$3,666,261

Defense Electronics – 0.1%
BAE Systems Holdings, Inc., 5.2%, 8/15/15 (n)	$1,936,000	$1,966,732

Emerging Market Quasi-Sovereign – 0.4%
CNOOC Finance (2012) Ltd., 3.875%, 5/02/22 (n)	$3,630,000	$3,780,899
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (n)	1,088,000	1,143,212
Petroleos Mexicanos, 3.125%, 1/23/19	1,277,000	1,302,540
Petroleos Mexicanos, 8%, 5/03/19	2,671,000	3,195,184
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/16 (n)	1,158,883	1,198,053
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/19 (z)	2,591,000	2,640,042

		$13,259,930

Emerging Market Sovereign – 0.1%
Republic of Peru, 7.35%, 7/21/25	$287,000	$390,320
United Mexican States, 4.75%, 3/08/44	2,089,000	2,193,450

		$2,583,770

Energy – Independent – 0.2%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$1,638,000	$1,822,490
Apache Corp., 3.25%, 4/15/22	1,493,000	1,517,206
Apache Corp., 4.75%, 4/15/43	1,141,000	1,192,525
EOG Resources, Inc., 2.625%, 3/15/23	1,069,000	1,067,909

		$5,600,130

Energy – Integrated – 0.6%
BP Capital Markets PLC, 4.5%, 10/01/20	$1,054,000	$1,169,139
BP Capital Markets PLC, 4.742%, 3/11/21	3,027,000	3,378,504
Chevron Corp., 0.427%, 11/15/17	5,248,000	5,250,451
Petro-Canada, 6.05%, 5/15/18	1,942,000	2,182,604

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Integrated – continued
Total Capital International S.A., 1.55%, 6/28/17	$3,169,000	$3,204,550
Total Capital International S.A., 3.75%, 4/10/24	3,360,000	3,588,010

		$18,773,258

Financial Institutions – 0.3%
General Electric Capital Corp., 2.3%, 1/14/19	$2,330,000	$2,384,664
General Electric Capital Corp., 3.1%, 1/09/23	1,689,000	1,739,641
General Electric Capital Corp., FRN, 0.872%, 1/09/20	3,877,000	3,898,707

		$8,023,012

Food & Beverages – 0.4%
Anheuser-Busch InBev S.A., 8%, 11/15/39	$3,600,000	$5,574,067
Diageo Capital PLC, 2.625%, 4/29/23	1,270,000	1,263,198
J.M. Smucker Co., 3.5%, 3/15/25 (z)	1,794,000	1,844,255
Kraft Foods Group, Inc., 3.5%, 6/06/22	1,463,000	1,513,713
Kraft Foods Group, Inc., 5%, 6/04/42	1,740,000	1,925,526
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	756,000	769,548

		$12,890,307

Food & Drug Stores – 0.1%
Walgreens Boots Alliance, Inc., 3.3%, 11/18/21	$2,550,000	$2,625,258
Walgreens Boots Alliance, Inc., 4.5%, 11/18/34	1,318,000	1,393,036

		$4,018,294

Insurance – 0.3%
American International Group, Inc., 4.875%, 6/01/22	$5,088,000	$5,782,278
American International Group, Inc., 4.125%, 2/15/24	2,620,000	2,836,218

		$8,618,496

Insurance – Health – 0.1%
WellPoint, Inc., 3.3%, 1/15/23	$2,122,000	$2,155,581

Insurance – Property & Casualty – 0.5%
ACE Ltd., 2.7%, 3/13/23	$3,560,000	$3,555,109
Allstate Corp., 5.75%, 8/15/53	1,025,000	1,115,969
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67	4,072,000	4,316,320
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (n)	1,699,000	1,809,661
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	3,270,000	3,688,864
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	1,514,000	1,593,485

		$16,079,408

Issuer	Shares/Par	Value ($)

BONDS – continued
International Market Quasi-Sovereign – 0.5%
KFW International Finance, Inc., 4.875%, 6/17/19	$4,560,000	$5,211,606
Statoil A.S.A., 3.7%, 3/01/24	2,818,000	3,009,872
Temasek Financial I Ltd., 2.375%, 1/23/23 (n)	6,400,000	6,357,357

		$14,578,835

International Market Sovereign – 0.1%
Republic of Iceland, 4.875%, 6/16/16 (n)	$3,440,000	$3,579,354

Internet – 0.1%
Baidu, Inc., 3.5%, 11/28/22	$3,950,000	$4,010,178

Local Authorities – 0.2%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/40	$3,685,000	$5,544,820

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 5/22/17 (n)	$2,786,000	$3,039,172

Major Banks – 1.8%
Banco Santander U.S. Debt S.A.U., 3.781%, 10/07/15 (n)	$1,800,000	$1,829,254
Bank of America Corp., 5.49%, 3/15/19	2,989,000	3,308,016
Bank of America Corp., 4.1%, 7/24/23	3,870,000	4,129,476
Bank of America Corp., 4.125%, 1/22/24	5,102,000	5,463,405
BNP Paribas, 7.195% to 6/25/37, FRN to 6/29/49 (n)	1,842,000	2,224,215
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	3,520,000	4,019,090
Goldman Sachs Group, Inc., 5.625%, 1/15/17	4,227,000	4,532,536
ING Bank N.V., 5.8%, 9/25/23 (n)	3,438,000	3,892,225
JPMorgan Chase & Co., 6.3%, 4/23/19	3,410,000	3,961,179
JPMorgan Chase & Co., 3.25%, 9/23/22	1,120,000	1,145,433
Morgan Stanley, 3.875%, 4/29/24	3,188,000	3,352,450
Morgan Stanley, 6.625%, 4/01/18	4,287,000	4,875,828
PNC Funding Corp., 5.625%, 2/01/17	3,348,000	3,599,123
Royal Bank of Scotland PLC, 2.55%, 9/18/15	875,000	881,383
Wells Fargo & Co., 3%, 2/19/25	4,027,000	4,044,316
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49	1,743,000	1,814,899

		$53,072,828

Medical & Health Technology & Services – 0.4%
Becton, Dickinson and Co., 2.675%, 12/15/19	$1,842,000	$1,881,450
CareFusion Corp., 6.375%, 8/01/19	3,950,000	4,618,071
Express Scripts Holding Co., 2.65%, 2/15/17	3,087,000	3,162,150
Laboratory Corp. of America Holdings, 3.2%, 2/01/22	2,640,000	2,672,628

		$12,334,299

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical Equipment – 0.2%
Medtronic, Inc., 4.375%, 3/15/35 (n)	$3,083,000	$3,352,587
Zimmer Holdings, Inc., 3.55%, 4/01/25	3,762,000	3,840,031

		$7,192,618

Metals & Mining – 0.2%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	$3,570,000	$3,307,269
Rio Tinto Finance (USA) PLC, 3.5%, 3/22/22	3,220,000	3,326,743

		$6,634,012

Midstream – 0.6%
APT Pipelines Ltd., 4.2%, 3/23/25 (z)	$3,780,000	$3,825,481
Energy Transfer Partners LP, 3.6%, 2/01/23	1,975,000	1,956,431
Energy Transfer Partners LP, 4.9%, 2/01/24	1,270,000	1,360,866
Enterprise Products Operating LP, 6.5%, 1/31/19	2,995,000	3,461,891
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24	1,369,000	1,399,304
Kinder Morgan Energy Partners LP, 7.4%, 3/15/31	1,023,000	1,232,630
Kinder Morgan Energy Partners LP, 7.75%, 3/15/32	1,661,000	2,061,329
Spectra Energy Capital LLC, 8%, 10/01/19	2,734,000	3,312,296

		$18,610,228

Mortgage-Backed – 12.2%
Fannie Mae, 3.5%, 7/01/43	$2,386,088	$2,508,635
Fannie Mae, 4.78%, 8/01/15	417,988	420,985
Fannie Mae, 4.856%, 8/01/15	275,619	277,564
Fannie Mae, 5.036%, 8/01/15	29,916	29,936
Fannie Mae, 5.663%, 2/01/16	669,144	681,398
Fannie Mae, 5.5%, 7/01/16 - 4/01/40	27,265,400	30,824,643
Fannie Mae, 5.733%, 7/01/16	862,134	901,408
Fannie Mae, 5.09%, 12/01/16	484,937	513,274
Fannie Mae, 5.27%, 12/01/16	1,573,387	1,668,421
Fannie Mae, 4.911%, 1/01/17	11,177	11,154
Fannie Mae, 5.05%, 1/01/17	461,730	484,013
Fannie Mae, 6%, 1/01/17 - 7/01/37	14,410,011	16,449,883
Fannie Mae, 3.8%, 2/01/18	316,219	337,047
Fannie Mae, 3.91%, 2/01/18	461,759	491,121
Fannie Mae, 5%, 2/01/18 - 3/01/41	12,270,150	13,592,269
Fannie Mae, 4.5%, 4/01/18 - 4/01/44	22,016,215	24,109,791
Fannie Mae, 2.578%, 9/25/18	2,388,000	2,473,956
Fannie Mae, 4.6%, 9/01/19	486,039	538,933
Fannie Mae, 4.88%, 3/01/20	611,133	663,979
Fannie Mae, 2.59%, 5/01/23	487,812	497,933
Fannie Mae, 3%, 3/01/27 - 4/01/27	2,401,583	2,522,271
Fannie Mae, 2.5%, 2/01/28 - 5/01/28	2,309,046	2,378,411
Fannie Mae, 6.5%, 6/01/31 - 7/01/37	4,250,441	4,957,369
Fannie Mae, 4%, 2/01/41	815,441	874,277
Fannie Mae, 3.5%, 11/01/41 - 6/01/43	6,571,991	6,930,897
Fannie Mae, 3.5%, 4/01/43 - 9/01/43	12,116,508	12,739,102

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, TBA, 3%, 5/01/30	$9,700,000	$10,149,382
Fannie Mae, TBA, 4%, 4/01/45	45,908,000	49,085,697
Fannie Mae, TBA, 3.5%, 5/01/45	5,771,000	6,046,701
Freddie Mac, 6%, 4/01/16 - 6/01/37	6,483,932	7,343,210
Freddie Mac, 3.882%, 11/25/17	1,246,615	1,324,739
Freddie Mac, 5%, 12/01/17 - 7/01/39	7,175,478	7,916,731
Freddie Mac, 3.154%, 2/25/18	430,000	452,412
Freddie Mac, 4.5%, 5/01/18 -10/01/39	5,578,081	6,008,548
Freddie Mac, 2.412%, 8/25/18	1,820,000	1,882,217
Freddie Mac, 5.5%, 1/01/19 - 2/01/37	5,948,089	6,665,051
Freddie Mac, 5.085%, 3/25/19	4,316,000	4,868,957
Freddie Mac, 2.456%, 8/25/19	500,000	514,805
Freddie Mac, 1.869%, 11/25/19	1,266,000	1,279,670
Freddie Mac, 3.808%, 8/25/20	3,705,000	4,052,114
Freddie Mac, 3.111%, 2/25/23	2,136,000	2,264,820
Freddie Mac, 3.32%, 2/25/23	618,000	664,447
Freddie Mac, 3.25%, 4/25/23	2,474,000	2,647,915
Freddie Mac, 3.458%, 8/25/23	2,553,000	2,764,000
Freddie Mac, 3.171%, 10/25/24	1,304,000	1,380,144
Freddie Mac, 2.67%, 12/25/24	1,561,000	1,585,850
Freddie Mac, 6.5%, 5/01/34 - 2/01/38	2,573,564	2,964,195
Freddie Mac, 4%, 11/01/40 - 11/01/43	15,464,472	16,559,792
Freddie Mac, 3.5%, 2/01/42 - 8/01/43	17,782,047	18,737,543
Freddie Mac, 3%, 3/01/43 - 5/01/43	15,555,404	15,925,715
Freddie Mac, TBA, 4%, 9/01/44	9,063,000	9,680,417
Ginnie Mae, 4%, 2/20/42	195,317	209,615
Ginnie Mae, 3%, 2/15/43 - 6/20/43	6,273,604	6,483,238
Ginnie Mae, 6%, 9/15/32 - 1/15/38	4,479,491	5,206,422
Ginnie Mae, 5.5%, 5/15/33 - 10/15/35	2,945,253	3,356,798
Ginnie Mae, 4.5%, 7/20/33 - 10/20/43	10,868,239	11,989,974
Ginnie Mae, 5%, 7/20/33 - 12/15/34	1,008,776	1,134,578
Ginnie Mae, 4%, 1/20/41 - 4/20/41	8,828,579	9,479,827
Ginnie Mae, 3.5%, 12/15/41 - 7/20/43	12,248,585	12,945,686
Ginnie Mae, 3%, 7/20/43	802,041	827,595
Ginnie Mae, TBA, 3.5%, 6/01/45	1,700,000	1,780,418

		$364,057,893

Municipals – 0.0%
University of California Limited Project Rev., “I”, 5%, 5/15/25	$5,000	$6,283

Network & Telecom – 0.4%
Verizon Communications, Inc., 6.4%, 9/15/33	$4,093,000	$5,108,637
Verizon Communications, Inc., 6.55%, 9/15/43	5,160,000	6,719,140

		$11,827,777

Other Banks & Diversified Financials – 0.8%
Banco de Credito del Peru, 5.375%, 9/16/20	$2,967,000	$3,256,283
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	2,890,000	3,267,723
Capital One Financial Corp., 6.15%, 9/01/16	4,542,000	4,839,288
Citigroup, Inc., 2.5%, 9/26/18	2,450,000	2,498,020

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
Discover Bank, 4.2%, 8/08/23	$1,540,000	$1,628,835
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	3,106,000	4,191,174
Swedbank AB, 2.125%, 9/29/17 (n)	821,000	833,593
U.S. Bancorp, 3.7%, 1/30/24	2,301,000	2,477,160

		$22,992,076

Pharmaceuticals – 0.4%
AbbVie, Inc., 1.2%, 11/06/15	$2,310,000	$2,313,373
Actavis Funding SCS, 3.8%, 3/15/25	1,429,000	1,474,771
Actavis Funding SCS, 4.85%, 6/15/44	1,653,000	1,755,742
Gilead Sciences, Inc., 3.7%, 4/01/24	915,000	977,041
Gilead Sciences, Inc., 3.5%, 2/01/25	2,039,000	2,150,193
Roche Holdings, Inc., 6%, 3/01/19 (n)	701,000	811,660
Teva Pharmaceutical Finance IV LLC, 3.65%, 11/10/21	1,416,000	1,491,327

		$10,974,107

Real Estate – Apartment – 0.1%
ERP Operating LP, REIT, 4.625%, 12/15/21	$3,238,000	$3,616,911

Real Estate – Healthcare – 0.1%
HCP, Inc., REIT, 5.375%, 2/01/21	$2,622,000	$2,951,840

Retailers – 0.4%
Gap, Inc., 5.95%, 4/12/21	$2,180,000	$2,501,238
Home Depot, Inc., 3.75%, 2/15/24	1,900,000	2,070,742
Home Depot, Inc., 5.95%, 4/01/41	989,000	1,320,609
Wal-Mart Stores, Inc., 5.25%, 9/01/35	5,931,000	7,328,326

		$13,220,915

Supranational – 0.1%
Asian Development Bank, 1.125%, 3/15/17	$2,069,000	$2,085,140

Telecommunications – Wireless – 0.5%
American Tower Trust I, REIT, 3.07%, 3/15/23 (n)	$3,560,000	$3,573,980
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	2,493,000	2,843,965
Crown Castle Towers LLC, 4.883%, 8/15/20 (n)	1,270,000	1,394,479
Rogers Communications, Inc., 6.8%, 8/15/18	5,026,000	5,830,748

		$13,643,172

Tobacco – 0.3%
Altria Group, Inc., 2.85%, 8/09/22	$3,640,000	$3,618,611
B.A.T. International Finance PLC, 3.25%, 6/07/22 (n)	3,636,000	3,731,150

		$7,349,761

Transportation – Services – 0.1%
ERAC USA Finance Co., 7%, 10/15/37 (n)	$2,696,000	$3,635,459

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – 0.2%
Aid-Egypt, 4.45%, 9/15/15	$152,000	$154,807
Small Business Administration, 4.35%, 7/01/23	7,835	8,295
Small Business Administration, 4.77%, 4/01/24	468,875	499,344
Small Business Administration, 5.18%, 5/01/24	850,434	921,944
Small Business Administration, 5.52%, 6/01/24	44,044	48,479
Small Business Administration, 4.99%, 9/01/24	692,032	751,889
Small Business Administration, 4.95%, 3/01/25	23,210	25,326
Small Business Administration, 5.11%, 8/01/25	2,725,929	2,968,472

		$5,378,556

U.S. Treasury Obligations – 11.0%
U.S. Treasury Bonds, 8.5%, 2/15/20	$5,808,000	$7,776,819
U.S. Treasury Bonds, 8%, 11/15/21	723,000	1,010,449
U.S. Treasury Bonds, 6%, 2/15/26	777,000	1,082,398
U.S. Treasury Bonds, 6.75%, 8/15/26	2,569,000	3,811,353
U.S. Treasury Bonds, 5.375%, 2/15/31	574,000	815,618
U.S. Treasury Bonds, 4.5%, 2/15/36	1,203,000	1,638,806
U.S. Treasury Bonds, 5%, 5/15/37	1,609,000	2,338,582
U.S. Treasury Bonds, 4.5%, 8/15/39	59,936,600	82,042,896
U.S. Treasury Bonds, 2.875%, 5/15/43	6,500,000	6,925,549
U.S. Treasury Notes, 5.125%, 5/15/16	488,000	514,078
U.S. Treasury Notes, 0.875%, 12/31/16	50,910,000	51,256,035
U.S. Treasury Notes, 0.75%, 6/30/17	31,760,000	31,824,505
U.S. Treasury Notes, 4.75%, 8/15/17	1,507,000	1,651,460
U.S. Treasury Notes, 3.75%, 11/15/18	17,568,000	19,228,721
U.S. Treasury Notes, 2.75%, 2/15/19	6,407,000	6,788,915
U.S. Treasury Notes, 3.125%, 5/15/19	33,754,000	36,311,912
U.S. Treasury Notes, 3.5%, 5/15/20	25,260,000	27,870,848
U.S. Treasury Notes, 3.125%, 5/15/21	41,622,000	45,312,706

		$328,201,650

Utilities – Electric Power – 0.7%
Berkshire Hathaway Energy Co., 3.75%, 11/15/23	$1,930,000	$2,057,287
MidAmerican Funding LLC, 6.927%, 3/01/29	903,000	1,222,955
Oncor Electric Delivery Co., 7%, 9/01/22	2,810,000	3,599,649
Pacific Gas & Electric Co., 4.6%, 6/15/43	2,940,000	3,290,824
PPL Capital Funding, Inc., 5%, 3/15/44	870,000	1,028,651
PPL Corp., 3.4%, 6/01/23	2,940,000	3,048,310
Progress Energy, Inc., 3.15%, 4/01/22	3,893,000	4,012,815
PSEG Power LLC, 5.32%, 9/15/16	2,617,000	2,774,674
Waterford 3 Funding Corp., 8.09%, 1/02/17	912,343	912,399

		$21,947,564

Total Bonds		$1,144,646,049

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

PREFERRED STOCKS – 0.3%
Metals & Mining – 0.1%
Vale S.A.	556,400	$2,693,481

Telephone Services – 0.1%
Telecom Italia S.p.A.	2,675,715	$2,517,430

Utilities – Electric Power – 0.1%
Companhia Energetica de Minas Gerais	546,487	$2,195,160

Total Preferred Stocks		$7,406,071

CONVERTIBLE PREFERRED STOCKS – 0.1%
Aerospace – 0.0%
United Technologies Corp., 7.5%	16,840	$1,036,334

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – continued
Pharmaceuticals – 0.1%
Actavis PLC, 5.5% (a)	1,750	$1,771,000

Total Convertible Preferred Stocks		$2,807,334

MONEY MARKET FUNDS – 3.3%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	99,379,579	$99,379,579

Total Investments		$3,058,908,510

OTHER ASSETS, LESS LIABILITIES – (2.4)%		(70,852,974)

Net Assets – 100.0%		$2,988,055,536

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $76,583,531, representing 2.6% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
APT Pipelines Ltd., 4.2%, 3/23/25	3/16/15	$3,776,039	$3,825,481
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.777%, 12/28/40	3/01/06	2,906,278	1,751,279
BlackRock Capital Finance LP, 7.75%, 9/25/26	10/10/96	79,895	4,317
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.554%, 1/30/25	9/26/14	2,531,821	2,517,755
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.353%, 7/15/25	9/26/14	3,227,024	3,230,742
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.406%, 4/25/25	9/26/14	2,936,965	2,932,748
J.M. Smucker Co., 3.5%, 3/15/25	3/12/15	1,793,553	1,844,255
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/19	4/28/14	2,571,141	2,640,042
Total Restricted Securities			$18,746,619
% of Net assets			0.6%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

9

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,647,572,854	$—	$—	$1,647,572,854
United Kingdom	18,205,062	17,082,142	—	35,287,204
Switzerland	27,690,990	—	—	27,690,990
Canada	20,122,834	—	—	20,122,834
Japan	—	18,230,369	—	18,230,369
France	12,453,962	—	—	12,453,962
Brazil	11,463,495	—	—	11,463,495
Germany	5,244,756	4,171,387	—	9,416,143
Norway	5,164,634	—	—	5,164,634
Other Countries	14,686,536	12,793,861	—	27,480,397
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	335,229,950	—	335,229,950
Non-U.S. Sovereign Debt	—	36,087,029	—	36,087,029
Municipal Bonds	—	6,283	—	6,283
U.S. Corporate Bonds	—	249,982,841	—	249,982,841
Residential Mortgage-Backed Securities	—	367,193,221	—	367,193,221
Commercial Mortgage-Backed Securities	—	57,380,946	—	57,380,946
Asset-Backed Securities (including CDOs)	—	15,319,354	—	15,319,354
Foreign Bonds	—	83,446,425	—	83,446,425
Mutual Funds	99,379,579	—	—	99,379,579
Total Investments	$1,861,984,702	$1,196,923,808	$—	$3,058,908,510

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $4,171,387 were considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $76,358,952 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,571,296,529
Gross unrealized appreciation	536,704,740
Gross unrealized depreciation	(49,092,759)
Net unrealized appreciation (depreciation)	$487,611,981

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	103,202,623	122,614,929	(126,437,973)	99,379,579

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22,628	$99,379,579

10

QUARTERLY REPORT

March 31, 2015

MFS® UTILITIES SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 88.1%
Cable TV – 8.1%
Astro Malaysia Holdings Berhad	8,152,300	$7,043,969
Charter Communications, Inc., “A” (a)	121,144	23,394,118
Comcast Corp., “Special A”	932,149	52,260,934
Liberty Global PLC, “A” (a)	72,454	3,729,207
Liberty Global PLC, “C” (a)	838,813	41,781,276
Time Warner Cable, Inc.	205,484	30,797,942

		$159,007,446

Energy – Independent – 3.6%
Anadarko Petroleum Corp.	186,819	$15,470,481
Cabot Oil & Gas Corp.	20,959	618,919
Enable Midstream Partners LP	226,596	3,716,174
Energen Corp.	92,578	6,110,148
EQT Corp.	201,421	16,691,758
Markwest Energy Partners LP	80,568	5,325,545
Memorial Resource Development Corp. (a)	46,989	833,585
Noble Energy, Inc.	247,322	12,094,046
Western Gas Equity Partners LP	164,969	9,898,140

		$70,758,796

Internet – 0.3%
Rocket Internet AG (a)	120,915	$5,991,690

Natural Gas – Distribution – 8.1%
AGL Energy Ltd.	470,712	$5,440,397
China Resources Gas Group Ltd.	5,456,000	16,928,036
Gas Natural SDG S.A.	371,486	8,339,643
GDF SUEZ	1,001,783	19,825,268
Infraestructura Energetica Nova, S.A. de C.V	725,294	3,958,008
Laclede Group, Inc.	18,179	931,128
NiSource, Inc.	679,268	29,996,475
NorthWestern Corp.	170,050	9,146,990
Sempra Energy	456,640	49,782,893
Snam Rete Gas S.p.A.	2,898,802	14,041,082

		$158,389,920
Natural Gas – Pipeline – 14.1%
Antero Midstream Partners LP	79,290	$1,918,025
APA Group	944,635	6,511,305
Columbia Pipeline Partners LP (a)	291,078	8,059,950
Cone Midstream Partners LP	95,737	1,666,781
Enagas S.A.	266,702	7,636,723
Enbridge, Inc.	624,040	30,079,856
Energy Transfer Equity LP	398,301	25,236,351
Energy Transfer Partners LP	70,756	3,944,647
Enterprise Products Partners LP	368,602	12,138,064
JP Energy Partners LP	265,305	2,955,498
Kinder Morgan, Inc.	1,182,533	49,737,338
ONEOK Partners LP	131,859	5,385,122
ONEOK, Inc.	122,976	5,932,362
Plains All American Pipeline LP	93,022	4,536,683
Plains GP Holdings LP	1,130,602	32,075,179

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Natural Gas – Pipeline – continued
SemGroup Corp., “A”	166,814	$13,568,651
Williams Cos., Inc.	836,072	42,296,882
Williams Partners LP	458,655	22,574,999

		$276,254,416

Real Estate – 0.2%
InfraREIT, Inc., REIT	145,840	$4,169,566

Telecommunications – Wireless – 5.7%
Advanced Info Service PLC	105,600	$769,121
American Tower Corp., REIT	249,619	23,501,629
Bharti Tele-Ventures Ltd.	166,470	1,045,165
KDDI Corp.	373,800	8,478,950
MegaFon OAO, GDR	305,885	4,894,160
Mobile TeleSystems OJSC, ADR	1,167,640	11,793,164
Philippine Long Distance Telephone Co.	44,740	2,858,556
SBA Communications Corp. (a)	213,929	25,051,086
T-Mobile U.S., Inc. (a)	92,703	2,937,758
Turkcell Iletisim Hizmetleri A.S.	1,880,409	9,643,173
Vodafone Group PLC	6,322,647	20,676,037

		$111,648,799

Telephone Services – 7.4%
Altice S.A. (a)	225,463	$24,348,056
Bezeq – The Israel Telecommunication Corp. Ltd.	7,862,868	14,661,493
BT Group PLC	1,438,002	9,316,585
Com Hem Holding AB (a)	2,222,948	18,068,236
Drillisch AG	22,242	872,049
Hellenic Telecommunications Organization S.A. (a)	1,366,809	12,124,710
Oi S.A. (a)	518,030	834,288
PT XL Axiata Tbk	23,355,500	7,751,019
Quebecor, Inc., “B” (l)	427,107	11,425,041
TDC A.S.	3,391,487	24,306,312
Telus Corp.	170,684	5,669,477
Verizon Communications, Inc.	318,127	15,470,516

		$144,847,782

Utilities – Electric Power – 40.6%
Abengoa Yield PLC	722,634	$24,410,577
AES Corp.	2,407,850	30,940,873
Aksa Enerji Uretim A.S. (a)	764,723	827,005
ALLETE, Inc.	259,162	13,673,387
Ameren Corp.	280,804	11,849,929
American Electric Power Co., Inc.	626,019	35,213,569
Calpine Corp. (a)	1,865,736	42,669,382
CenterPoint Energy, Inc.	239,428	4,886,725
Cheung Kong Infrastructure Holdings Ltd.	826,000	7,101,172
China Longyuan Power Group	6,658,000	7,239,710
CMS Energy Corp.	486,534	16,984,902
Companhia Paranaense de Energia, ADR	227,038	2,379,358
CPFL Energia S.A.	1,672,620	10,722,629
Dominion Resources, Inc.	81,780	5,795,749

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
Drax Group	909,074	$4,897,241
DTE Energy Co.	136,449	11,010,070
Dynegy, Inc. (a)	1,352,843	42,519,855
Edison International	60,477	3,777,998
EDP Renovaveis S.A.	5,658,087	38,936,703
ENEL Green Power International B.V.	1,713,378	3,203,778
Enel S.p.A.	6,712,680	30,235,975
Energias de Portugal S.A.	9,255,981	34,684,450
Energias do Brasil S.A.	3,982,899	12,916,296
Equatorial Energia S.A.	631,371	6,182,057
Exelon Corp.	1,759,821	59,147,584
FirstEnergy Corp.	28,946	1,014,847
Iberdrola S.A.	1,341,991	8,648,436
Infinis Energy PLC	982,656	2,738,966
NextEra Energy Partners LP	86,580	3,793,936
NextEra Energy, Inc.	631,694	65,727,761
NRG Energy, Inc.	2,060,400	51,901,476
NRG Yield, Inc.	153,371	7,780,511
OGE Energy Corp.	1,095,841	34,639,534
PG&E Corp.	280,405	14,881,093
Pinnacle West Capital Corp.	45,941	2,928,739
PPL Corp.	2,043,884	68,797,135
Public Service Enterprise Group, Inc.	1,194,366	50,067,823
Red Electrica de Espana	205,744	16,693,383
SSE PLC	218,485	4,855,028
Tractebel Energia S.A.	87,600	968,896

		$797,644,538

Total Common Stocks		$1,728,712,953

CONVERTIBLE PREFERRED STOCKS – 7.2%
Telecommunications – Wireless – 1.6%
American Tower Corp. (a)	147,295	$14,616,083
T-Mobile U.S., Inc.	282,484	16,570,511

		$31,186,594

Utilities – Electric Power – 5.6%
Dominion Resources, Inc., “A”, 6.125%	194,209	$10,906,777
Dominion Resources, Inc., “B”, 6%	232,796	13,129,694
Dominion Resources, Inc., 6.375%	239,737	11,603,271

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – continued
Utilities – Electric Power – continued
Dynegy, Inc., 5.375%	214,113	$23,370,434
Exelon Corp., 6.5%	606,479	29,505,203
NextEra Energy, Inc., 5.799%	86,458	4,820,034
NextEra Energy, Inc., 5.889%	258,590	16,919,544

		$110,254,957

Total Convertible Preferred Stocks		$141,441,551

PREFERRED STOCKS – 1.7%
Telephone Services – 1.3%
Oi S.A. (a)	1,604,758	$2,579,439
Telecom Italia S.p.A.	24,136,239	22,708,436

		$25,287,875

Utilities – Electric Power – 0.4%
Companhia Paranaense de Energia	689,500	$7,269,720

Total Preferred Stocks		$32,557,595

	Strike Price	First Exercise

RIGHTS – 0.0%
Telephone Services – 0.0%
Com Hem Holding AB (1 share for 31 rights)	SEK 73.5	3/21/15	2,222,948	$25,554

BONDS – 0.0%
Asset-Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 4.546%, 1/05/23 (i)(z)	$83,483	$6,604

MONEY MARKET FUNDS – 2.4%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	47,807,055	$47,807,055

COLLATERAL FOR SECURITIES LOANED – 0.3%
Navigator Securities Lending Prime Portfolio, 0.17%, at Net Asset Value (j)	6,350,838	$6,350,838

Total Investments		$1,956,902,150

OTHER ASSETS, LESS LIABILITIES – 0.3%		5,495,867

Net Assets – 100.0%		$1,962,398,017

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 4.546%, 1/05/23	1/18/02	$3,014	$6,604
% of Net assets			0%

2

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

GDR	Global Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

GBP	British Pound

SEK	Swedish Krona

Derivative Contracts at 3/31/15

Forward Foreign Currency Exchange Contracts at 3/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Deutsche Bank AG	2,827,643	4/10/15	$2,965,515	$3,040,746	$75,231
BUY	EUR	JPMorgan Chase Bank N.A.	368,643	4/10/15	390,477	396,425	5,948
SELL	EUR	Barclays Bank PLC	6,063,329	4/10/15	6,817,342	6,520,288	297,054
SELL	EUR	Citibank N.A.	10,260,867	4/10/15	12,248,191	11,034,170	1,214,021
SELL	EUR	Credit Suisse Group	2,659,862	4/10/15	3,102,685	2,860,321	242,364
SELL	EUR	Deutsche Bank AG	39,594,861	4/10/15	47,242,656	42,578,900	4,663,756
SELL	EUR	Goldman Sachs International	16,998,714	4/10/15	20,098,297	18,279,810	1,818,487
SELL	EUR	JPMorgan Chase Bank N.A.	20,040,791	4/10/15	23,100,235	21,551,151	1,549,084
SELL	EUR	Merrill Lynch International	7,005,744	4/10/15	8,213,096	7,533,727	679,369
SELL	EUR	Morgan Stanley Capital Services, Inc.	1,943,521	4/10/15	2,318,679	2,089,993	228,686
SELL	EUR	UBS AG	13,860,700	4/10/15	16,528,885	14,905,302	1,623,583
BUY	GBP	Barclays Bank PLC	271	4/10/15	399	402	3
BUY	GBP	Deutsche Bank AG	11,065	4/10/15	16,341	16,413	72
BUY	GBP	JPMorgan Chase Bank N.A.	235,478	4/10/15	346,786	349,290	2,504
SELL	GBP	Barclays Bank PLC	787,424	4/10/15	1,198,049	1,168,002	30,047
SELL	GBP	Credit Suisse Group	11,231,580	4/10/15	17,106,708	16,660,031	446,677
SELL	GBP	Goldman Sachs International	439,926	4/10/15	664,516	652,551	11,965
SELL	GBP	Merrill Lynch International	11,231,580	4/10/15	17,106,594	16,660,031	446,563
SELL	GBP	Morgan Stanley Capital Services, Inc.	1,950,000	4/10/15	2,998,562	2,892,475	106,087

							$13,441,501

Liability Derivatives
BUY	EUR	Barclays Bank PLC	6,696,065	4/10/15	$7,499,805	$7,200,709	$(299,096)
BUY	EUR	BNP Paribas SA	152,157	4/10/15	172,520	163,625	(8,895)
BUY	EUR	Credit Suisse Group	1,338,507	4/10/15	1,478,235	1,439,383	(38,852)
BUY	EUR	Merrill Lynch International	1,394,234	4/10/15	1,561,220	1,499,309	(61,911)
SELL	EUR	Barclays Bank PLC	2,048	4/10/15	2,170	2,202	(32)
SELL	EUR	Credit Suisse Group	20,115	4/10/15	21,200	21,631	(431)
SELL	EUR	Deutsche Bank AG	53,497,884	6/17/15	56,229,754	57,583,264	(1,353,510)
BUY	GBP	Credit Suisse Group	2,323,686	4/10/15	3,522,885	3,446,771	(76,114)
BUY	GBP	Deutsche Bank AG	637,073	4/10/15	971,140	944,983	(26,157)
BUY	GBP	Goldman Sachs International	168,272	4/10/15	259,933	249,601	(10,332)
BUY	GBP	JPMorgan Chase Bank N.A.	601,937	4/10/15	914,124	892,865	(21,259)
BUY	GBP	Merrill Lynch International	201,885	4/10/15	310,170	299,460	(10,710)
BUY	GBP	Morgan Stanley Capital Services, Inc.	245,707	4/10/15	380,723	364,463	(16,260)

							$(1,923,559)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts.

4

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,337,181,271	$—	$—	$1,337,181,271
Portugal	73,621,153	—	—	73,621,153
Italy	25,912,214	44,277,055	—	70,189,269
United Kingdom	52,680,608	14,213,826	—	66,894,434
Canada	47,174,374	—	—	47,174,374
Brazil	43,852,683	—	—	43,852,683
Spain	7,636,723	33,681,462	—	41,318,185
Netherlands	—	24,348,056	—	24,348,056
Denmark	24,306,312	—	—	24,306,312
Other Countries	130,575,951	43,275,965	—	173,851,916
Commercial Mortgage-Backed Securities	—	6,604	—	6,604
Mutual Funds	54,157,893	—	—	54,157,893
Total Investments	$1,797,099,182	$159,802,968	$—	$1,956,902,150

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$11,517,942	$—	$11,517,942

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $55,456,079 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $271,598,828 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,734,421,536
Gross unrealized appreciation	326,348,934
Gross unrealized depreciation	(103,868,320)
Net unrealized appreciation (depreciation)	$222,480,614

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	88,762,069	88,895,045	(129,850,059)	47,807,055

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$18,235	$47,807,055

5

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2015, are as follows:

United States	71.2%
Portugal	3.7%
Italy	3.6%
United Kingdom	3.4%
Canada	2.4%
Brazil	2.2%
Spain	2.1%
Netherlands	1.2%
Denmark	1.2%
Other Countries	9.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

QUARTERLY REPORT

March 31, 2015

MFS® VALUE SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 7.4%
Honeywell International, Inc.	536,628	$55,975,667
Lockheed Martin Corp.	262,087	53,193,178
Northrop Grumman Corp.	135,824	21,862,231
United Technologies Corp.	451,705	52,939,826

		$183,970,902

Alcoholic Beverages – 1.3%
Diageo PLC	1,153,078	$31,806,300

Automotive – 1.8%
Delphi Automotive PLC	245,995	$19,615,641
Johnson Controls, Inc.	493,300	24,882,052

		$44,497,693

Broadcasting – 3.4%
Omnicom Group, Inc.	379,301	$29,577,892
Time Warner, Inc.	250,319	21,136,936
Viacom, Inc., “B”	225,342	15,390,859
Walt Disney Co.	169,796	17,809,902

		$83,915,589

Brokerage & Asset Managers – 2.9%
BlackRock, Inc.	68,327	$24,996,750
Franklin Resources, Inc.	564,155	28,952,435
NASDAQ OMX Group, Inc.	387,164	19,722,134

		$73,671,319

Business Services – 4.1%
Accenture PLC, “A”	670,679	$62,835,915
Equifax, Inc.	63,728	5,926,704
Fidelity National Information Services, Inc.	200,313	13,633,303
Fiserv, Inc. (a)	244,234	19,392,180

		$101,788,102

Cable TV – 1.1%
Comcast Corp., “Special A”	503,378	$28,221,888

Chemicals – 3.7%
3M Co.	310,451	$51,208,892
E.I. du Pont de Nemours & Co.	82,310	5,882,696
PPG Industries, Inc.	159,260	35,919,500

		$93,011,088

Computer Software – 1.0%
Oracle Corp.	564,917	$24,376,169

Computer Software – Systems – 1.3%
International Business Machines Corp.	210,280	$33,749,940

Construction – 0.5%
Stanley Black & Decker, Inc.	119,642	$11,409,061

Consumer Products – 0.7%
Newell Rubbermaid, Inc.	111,604	$4,360,368
Procter & Gamble Co.	150,456	12,328,365

		$16,688,733

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Containers – 0.5%
Crown Holdings, Inc. (a)	243,946	$13,177,963

Electrical Equipment – 2.9%
Danaher Corp.	379,051	$32,181,430
Pentair PLC	148,273	9,324,889
Tyco International PLC	718,799	30,951,485

		$72,457,804

Electronics – 1.2%
Texas Instruments, Inc.	546,729	$31,264,698

Energy – Independent – 1.5%
EOG Resources, Inc.	155,574	$14,264,580
Occidental Petroleum Corp.	331,665	24,211,545

		$38,476,125

Energy – Integrated – 3.1%
Chevron Corp.	326,881	$34,315,967
Exxon Mobil Corp.	513,291	43,629,735

		$77,945,702

Food & Beverages – 4.4%
Archer Daniels Midland Co.	35,078	$1,662,697
Danone S.A.	265,486	17,875,750
Dr Pepper Snapple Group, Inc.	61,769	4,847,631
General Mills, Inc.	677,295	38,334,897
Kellogg Co.	109,217	7,202,861
Nestle S.A.	532,247	40,200,586

		$110,124,422

Food & Drug Stores – 2.0%
CVS Health Corp.	476,837	$49,214,347

General Merchandise – 2.1%
Kohl’s Corp.	93,054	$7,281,475
Target Corp.	536,713	44,048,036

		$51,329,511

Insurance – 7.6%
ACE Ltd.	245,614	$27,383,505
Aon PLC	309,572	29,756,061
Chubb Corp.	185,909	18,795,400
MetLife, Inc.	856,038	43,272,721
Prudential Financial, Inc.	277,971	22,323,851
Travelers Cos., Inc.	438,984	47,467,340

		$188,998,878

Leisure & Toys – 0.6%
Hasbro, Inc.	202,717	$12,819,823
Mattel, Inc.	93,040	2,125,964

		$14,945,787

Machinery & Tools – 1.6%
Eaton Corp. PLC	310,294	$21,081,374
Illinois Tool Works, Inc.	182,857	17,762,729

		$38,844,103

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 12.3%
Bank of New York Mellon Corp.	756,456	$30,439,789
Goldman Sachs Group, Inc.	249,798	46,954,530
JPMorgan Chase & Co.	1,746,408	105,797,397
PNC Financial Services Group, Inc.	222,671	20,761,844
State Street Corp.	302,795	22,264,516
Wells Fargo & Co.	1,496,819	81,426,954

		$307,645,030

Medical & Health Technology & Services – 1.1%
Express Scripts Holding Co. (a)	309,268	$26,835,184

Medical Equipment – 5.0%
Abbott Laboratories	671,302	$31,101,422
Medtronic PLC	640,155	49,925,688
St. Jude Medical, Inc.	257,936	16,869,014
Thermo Fisher Scientific, Inc.	210,799	28,318,738

		$126,214,862

Oil Services – 0.8%
Baker Hughes, Inc.	78,216	$4,972,973
Schlumberger Ltd.	187,223	15,621,887

		$20,594,860

Other Banks & Diversified Financials – 2.8%
American Express Co.	178,259	$13,925,593
Citigroup, Inc.	165,435	8,523,211
U.S. Bancorp	1,083,430	47,313,388

		$69,762,192

Pharmaceuticals – 8.3%
Johnson & Johnson	837,369	$84,239,321
Merck & Co., Inc.	584,452	33,594,301
Novartis AG	89,405	8,845,741
Pfizer, Inc.	2,134,182	74,248,192
Roche Holding AG	25,414	7,011,210

		$207,938,765

Printing & Publishing – 0.5%
McGraw-Hill Cos., Inc.	121,734	$12,587,296
Time, Inc.	27,017	606,261

		$13,193,557

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Railroad & Shipping – 0.6%
Canadian National Railway Co.	216,618	$14,485,246

Restaurants – 0.8%
McDonald’s Corp.	202,962	$19,776,617

Specialty Stores – 0.8%
Advance Auto Parts, Inc.	82,908	$12,410,499
Bed Bath & Beyond, Inc. (a)	88,031	6,758,580

		$19,169,079

Telecommunications – Wireless – 0.6%
Vodafone Group PLC	4,243,191	$13,875,894

Telephone Services – 2.0%
AT&T, Inc.	202,853	$6,623,150
Verizon Communications, Inc.	883,018	42,941,165

		$49,564,315

Tobacco – 4.8%
Altria Group, Inc.	275,215	$13,766,254
Imperial Tobacco Group PLC	120,056	5,270,295
Lorillard, Inc.	405,627	26,507,724
Philip Morris International, Inc.	991,892	74,719,224

		$120,263,497

Trucking – 1.3%
United Parcel Service, Inc., “B”	344,806	$33,425,494

Utilities – Electric Power – 0.7%
Duke Energy Corp.	215,551	$16,550,006

Total Common Stocks		$2,473,180,722

CONVERTIBLE PREFERRED STOCKS – 0.1%
Aerospace – 0.1%
United Technologies Corp., 7.5%	38,603	$2,375,629

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	20,635,849	$20,635,849

Total Investments		$2,496,192,200

OTHER ASSETS, LESS LIABILITIES – 0.0%		220,412

Net Assets – 100.0%		$2,496,412,612

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,336,185,329	$—	$—	$2,336,185,329
Switzerland	56,057,537	—	—	56,057,537
United Kingdom	45,682,194	5,270,295	—	50,952,489
France	17,875,750	—	—	17,875,750
Canada	14,485,246	—	—	14,485,246
Mutual Funds	20,635,849	—	—	20,635,849
Total Investments	$2,490,921,905	$5,270,295	$—	$2,496,192,200

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $119,615,480 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,617,480,945
Gross unrealized appreciation	887,104,412
Gross unrealized depreciation	(8,393,157)
Net unrealized appreciation (depreciation)	$878,711,255

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,800	138,008,541	(117,374,492)	20,635,849

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,879	$20,635,849

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: May 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: May 13, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 13, 2015

*	Print name and title of each signing officer under his or her signature.